As filed with the Securities and Exchange Commission on September 8, 2017

Securities Act of 1933 Registration No. 2-80543

Investment Company Act of 1940 Registration No. 811-03605

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 89	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 110	☒

(Check appropriate box or boxes)

NORTHERN INSTITUTIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-637-1380

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)

☒	On September 9, 2017 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TREASURY INSTRUMENTS PORTFOLIO

NORTHERN INSTITUTIONAL FUNDS

TREASURY INSTRUMENTS PORTFOLIO

SHARES (NTYXX)

SERVICE SHARES

PREMIER SHARES

Prospectus dated September 9, 2017

You could lose money by investing in the Portfolio.

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NORTHERN INSTITUTIONAL FUNDS	1	TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO

3	PORTFOLIO SUMMARY

	3	TREASURY INSTRUMENTS PORTFOLIO

9	INVESTMENT ADVISER

10	MANAGEMENT FEES

11	OTHER PORTFOLIO SERVICES

12	PURCHASING AND SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

	12	INVESTORS

	12	SHARE CLASSES

	12	PURCHASING SHARES, SERVICE SHARES AND PREMIER SHARES

	13	OPENING AN ACCOUNT

	13	SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

15	ACCOUNT POLICIES AND OTHER INFORMATION

21	DISTRIBUTIONS AND TAX CONSIDERATIONS

23	SECURITIES, TECHNIQUES AND RISKS

	23	ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

	27	ADDITIONAL DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

30	FINANCIAL HIGHLIGHTS

32	FOR MORE INFORMATION

TREASURY INSTRUMENTS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS

TREASURY INSTRUMENTS PORTFOLIO

FUND SUMMARY

TREASURY INSTRUMENTS PORTFOLIO—SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal conditions, exclusively in U.S. Treasury securities.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares
Management Fees	0.18%
Other Expenses(1)	0.21%
Transfer Agent Fees	0.02%
Service Fees	None
Other Operating Expenses	0.19%
Total Annual Portfolio Operating Expenses	0.39%
Expense Reimbursement(2)	(0.19)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.20%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. This contractual limitation may not be terminated before April 1, 2019 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Shares	$20	$106

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

∎	Cash; and

∎	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”).

The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on fund redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

NORTHERN INSTITUTIONAL FUNDS	3	TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO—SHARES

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have reduced their market support activities and recently have begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests. Policy and legislative changes in the United States and in other countries (such as the United Kingdom referendum vote to exit the European Union) may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

TREASURY INSTRUMENTS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS

TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO—SHARES

PORTFOLIO PERFORMANCE

The Portfolio is new and does not yet have a full calendar year of performance. After the Portfolio has been in operation for a full calendar year, total return information will be presented. Updated performance information, which is accessible on the Portfolio’s web site at northerntrust.com/institutional or by calling 800-637-1380, will provide some indication of the risks of investing in the Portfolio.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Shares of the Portfolio through an account directly with Northern Institutional Funds (the “Trust”) generally with a minimum initial investment of $5 million in one or more of the Trust’s portfolios. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Portfolio Shares.

You may also purchase Shares of the Portfolio through your institutional account at Northern Trust (or an affiliate) or an authorized intermediary.

On any business day, you may sell (redeem) or exchange Portfolio shares through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Portfolio shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NORTHERN INSTITUTIONAL FUNDS	5	TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO

FUND SUMMARY

TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal conditions, exclusively in U.S. Treasury securities.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Service Shares and Premier Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Service Shares	Premier Shares
Management Fees	0.18%	0.18%
Other Expenses(1)	0.46%	0.71%
Transfer Agent Fees	0.02%	0.02%
Service Fees	0.25%	0.50%
Other Operating Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.64%	0.89%
Expense Reimbursement(2)	(0.19)%	(0.19)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.45%	0.70%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2019 without the approval of the Board of Trustees

EXAMPLE

The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$46	$186
Premier Shares	$72	$265

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

∎	Cash; and

∎	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”).

The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on fund redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities

TREASURY INSTRUMENTS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS

TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have reduced their market support activities and recently have begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests. Policy and legislative changes in the United States and in other countries (such as the United Kingdom referendum vote to exit the European Union) may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern

NORTHERN INSTITUTIONAL FUNDS	7	TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The Portfolio is new and does not yet have a full calendar year of performance. After the Portfolio has been in operation for a full calendar year, total return information will be presented. Updated performance information, which is accessible on the Portfolio’s web site at northerntrust.com/institutional or by calling 800-637-1380, will provide some indication of the risks of investing in the Portfolio.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Service Shares of the Portfolio through an authorized intermediary generally with no minimum initial investment. Premier Shares of the Portfolio are not currently offered.

On any business day, you may sell (redeem) or exchange Service Shares of the Portfolio through your institutional account by contacting your authorized intermediary. If you purchase Service Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TREASURY INSTRUMENTS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS

TREASURY INSTRUMENTS PORTFOLIO

INVESTMENT ADVISER

This Prospectus describes one money market portfolio (the “Portfolio”) which is currently offered by Northern Institutional Funds (the “Trust”).

Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Portfolio. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603.

NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As of June 30, 2017, Northern Trust Corporation, through its affiliates, had assets under custody of $7.38 trillion, and assets under investment management of $1.03 trillion.

Under the Management Agreement with the Trust, the Investment Adviser, subject to the general supervision of the Trust’s Board of Trustees, is responsible for making investment decisions for the Portfolio and for placing purchase and sale orders for portfolio securities, as well as for providing administration services to the Portfolio.

NORTHERN INSTITUTIONAL FUNDS	9	TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO

MANAGEMENT FEES

As compensation for advisory services and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.18% of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain fees and expenses shown in the table under the caption “Fees and Expenses of the Portfolio” in the Portfolio’s Portfolio Summaries) so that “Total Annual Portfolio Operating Expenses After Expense Reimbursement” do not exceed the amount shown in the table under the caption “Fees and Expenses of the Portfolio” in the Portfolio’s Portfolio Summaries. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” for the Portfolio may be higher than the contractual limitation for the Portfolio as a result of certain excepted expenses that are not reimbursed. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2019. The expense reimbursement arrangement will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolio from time to time, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time. There is no guarantee that the Portfolio will be able to avoid a negative yield.

A discussion regarding the Board of Trustees’ basis for its most recent approval of the Portfolio’s Management Agreement will be available in the Portfolio’s first annual or semi-annual report to shareholders following commencement of operations.

TREASURY INSTRUMENTS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS

TREASURY INSTRUMENTS PORTFOLIO

OTHER PORTFOLIO SERVICES

The Northern Trust Company (“TNTC,” together with NTI, referred to as “Northern Trust”) serves as Transfer Agent and Custodian for the Portfolio. The Transfer Agent performs various shareholder servicing functions, and any shareholder inquiries should be directed to it. TNTC also performs certain administrative services for the Portfolio pursuant to a sub-administration agreement with NTI. NTI pays TNTC for its sub-administration services out of its management fees, which do not represent additional expenses to the Portfolio.

TNTC, as Transfer Agent, is entitled to transfer agent fees at an annual rate of 0.015% of the average daily net assets of the Portfolio. TNTC, as Custodian, receives an amount based on a pre-determined schedule of charges approved by the Trust’s Board of Trustees. TNTC, NTI and other Northern Trust affiliates may provide other services to the Portfolio and receive compensation for such services if consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules, exemptive orders and no-action letters issued by the SEC thereunder. Unless required, investors in the Portfolio may or may not receive specific notice of such additional services and fees.

Shares of the Trust are distributed by Northern Funds Distributors, LLC (“NFD”), Three Canal Plaza, Suite 100, Portland, Maine, 04101. NFD is not affiliated with TNTC, NTI or any other Northern Trust affiliate.

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PURCHASING AND SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

THE TRUST OFFERS ONE MONEY MARKET PORTFOLIO TO INSTITUTIONAL INVESTORS IN THIS PROSPECTUS.

The descriptions in the Portfolio Summaries may help you decide whether the Portfolio fits your investment needs. Keep in mind, however, that no guarantee can be made that the Portfolio will meet its investment objective and the Portfolio should not be relied upon as a complete investment program.

INVESTORS

Institutional investors (“Institutions”), acting on their own behalf or on behalf of customers and other beneficial owners (“Customers”), may invest in the Shares class of the Portfolio.

Institutions, acting on their own behalf or on behalf of Customers and entering into servicing agreements with the Trust (“Servicing Agreements”), may invest in the Service Shares class and Premier Shares class of the Portfolio.

Institutions are:

∎

Authorized third party financial intermediaries (including retirement plans and plan sponsors, banks, trust companies, brokers, investment advisers and other money managers), acting on their own behalf or on behalf of Customers; and

∎

Clients of Northern Trust Corporate and Institutional Services, Northern Trust Foundation and Institutional Advisors and Northern Trust Global Family Office who are corporations, partnerships, business trusts and other institutions and organizations, and clients of Northern Trust Wealth Management having at least $500 million in total assets at Northern Trust.

SHARE CLASSES

The Portfolio is authorized to offer three classes of shares: Shares, Service Shares and Premier Shares. Premier Shares of the Portfolio are not currently offered to investors.

∎	Shares do not provide for payments by the Portfolio to Institutions for administrative support or shareholder liaison services.

∎	Service Shares are designed for certain Institutions that agree with the Portfolio to provide (or arrange for the provision of) administrative support services to Customers.

∎

Premier Shares are designed for certain Institutions that agree with the Portfolio to provide (or arrange for the provision of) administrative support and shareholder liaison services to Customers. Premier Shares of the Portfolio are not currently offered to investors.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except service fee amounts payable under the Service Plan that has been adopted for the Portfolio’s Service Shares and Premier Shares. The Service Plan provides for payments at an annual rate of up to 0.25% of the average daily net asset value (“NAV”) of Service Shares of the Portfolio and 0.50% of the average daily NAV of Premier Shares.

The Board of Trustees of Northern Institutional Funds has approved the suspension of the Portfolio’s Service Shares service fee payments, but such payments can be reinstated in the future upon approval by the Board of Trustees.

Please note that the fee and expense information shown under “Fees and Expenses of the Portfolio” in the Portfolio Summaries beginning on page 6 does not reflect any charges that may be imposed by TNTC, its affiliates, financial intermediaries and other institutions on their Customers (as defined above). (For more information, please see “Account Policies and Other Information—Financial Intermediaries” beginning on page 15.)

The Portfolio does not intend to avail itself of the ability to impose liquidity fees and/or redemption gates. However, the Board of Trustees reserves the right, with notice to shareholders, to change this policy with respect to the Portfolio, thereby permitting the Portfolio to impose such fees and gates in the future.

PURCHASING SHARES, SERVICE SHARES AND PREMIER SHARES

Institutions who do not have accounts with Northern Trust may open an account directly with the Trust generally with a minimum initial investment of $5 million in the Portfolio and/or one or more of the investment portfolios of the Trust. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Shares of the Portfolio. There is no minimum initial investment for Institutions who purchase Shares of the Portfolio through an account at Northern Trust (or an affiliate) or an authorized third party financial intermediary.

You may purchase Service Shares of the Portfolio through an authorized intermediary generally with no minimum initial investment.

Premier Shares for the Portfolio are not currently offered.

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OPENING AN ACCOUNT

THROUGH AN INSTITUTIONAL ACCOUNT. If you are opening an institutional account at Northern Trust, a Northern Trust representative can assist you with all phases of your investment.

To purchase Shares, Service Shares or Premier Shares through your account, contact your Northern Trust representative for further information.

THROUGH AN AUTHORIZED INTERMEDIARY. The Trust may authorize certain Institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase orders from their Customers on behalf of the Portfolio. See “Account Policies and Other Information—Financial Intermediaries” beginning on page 15 for additional information regarding purchases of Shares, Service Shares and Premier Shares through authorized intermediaries.

DIRECTLY FROM THE TRUST. An Institution may open a shareholder account and purchase Shares, Service Shares and Premier Shares directly from the Trust as described above under “Purchasing Shares, Service Shares and Premier Shares.”

For your convenience, there are a number of ways to invest directly in the Portfolio:

BY MAIL

∎	Read this Prospectus carefully.

∎	Complete and sign the New Account Application.

∎	Include acceptable evidence of authority (if applicable).

∎	Enclose a check or Federal Reserve draft payable to Northern Institutional Funds.

∎	Mail your check, acceptable evidence of authority (if applicable) and completed New Account Application to:

Northern Institutional Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

∎	Additional documentation may be required to fulfill the requirements of the “Customer Identification Program” described on page 17.

All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash and third party checks are not acceptable.

∎	For overnight delivery, use the following address:

Northern Institutional Funds

801 South Canal Street

Chicago, Illinois 60607

BY TELEPHONE

∎	Read this Prospectus carefully.

∎	Call the Northern Institutional Funds Center at 800-637-1380.

TO OPEN A NEW ACCOUNT PLEASE PROVIDE:

∎	The name of the Portfolio in which you would like to invest

∎	The number of Shares, Service Shares or Premier Shares and the dollar amount to be invested

∎	The method of payment

TO ADD TO AN EXISTING ACCOUNT, PLEASE PROVIDE:

∎	The Institution’s name

∎	Your account number

BY WIRE OR AUTOMATED CLEARING HOUSE (“ACH”) TRANSFER

TO OPEN A NEW ACCOUNT:

∎	For more information or instructions regarding the purchase of Shares, Service Shares or Premier Shares, call the Northern Institutional Funds Center at 800-637-1380.

TO ADD TO AN EXISTING ACCOUNT:

∎	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

(Reference 10-Digit Portfolio account number, with no spaces (e.g., ##########))

(Reference Shareholder’s Name)

SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

THROUGH AN INSTITUTIONAL ACCOUNT. Institutions may sell (redeem) Shares, Service Shares and Premier Shares through their institutional account by contacting their Northern Trust account representative.

THROUGH AN AUTHORIZED INTERMEDIARY. Institutions that purchase Shares, Service Shares and Premier Shares from an authorized intermediary may sell (redeem) their Shares, Service Shares and Premier Shares by contacting their financial intermediary. See “Account Policies and Other Information—Financial Intermediaries” beginning on page 15 for additional

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information regarding sales (redemptions) of Shares, Service Shares and Premier Shares through authorized intermediaries.

DIRECTLY THROUGH THE TRUST. Institutions that purchase Shares, Service Shares and Premier Shares directly from the Trust may redeem their Shares, Service Shares or Premier Shares through the Transfer Agent in one of the following ways:

BY MAIL

SEND A WRITTEN REQUEST TO:

Northern Institutional Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

THE LETTER OF INSTRUCTION MUST INCLUDE:

∎	The signature of a duly authorized person (A signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program (“STAMP”) also may be required.)

∎	Your account number

∎	The name of the Portfolio

∎	The number of Shares, Service Shares or Premier Shares and the dollar amount to be redeemed

BY TELEPHONE

∎	Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined above under “Selling Shares, Service Shares and Premier Shares—By Mail.”

BY WIRE

If you authorize wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated bank account.

∎	Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎	The minimum amount that may be redeemed by this method is $10,000.

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ACCOUNT POLICIES AND OTHER INFORMATION

PURCHASE AND REDEMPTION MINIMUMS. There is generally a minimum initial investment of $5 million in one or more of the investment portfolios of the Trust when purchasing shares directly with the Trust. This minimum does not apply, however, to Portfolio shares purchased through a Northern Trust cash sweep program or Service Shares or Premier Shares purchased through a Northern Trust account or an authorized intermediary. There is no minimum for subsequent investments. A $10,000 minimum applies for redemptions by wire. The Trust reserves the right to waive purchase and redemption minimums and to determine the manner in which a minimum is satisfied.

CALCULATING SHARE PRICE. The Trust issues Shares, Service Shares and Premier Shares and redeems Shares, Service Shares and Premier Shares at NAV. The NAV for each class of shares of the Portfolio is calculated by dividing the value of the Portfolio’s net assets attributed to that class by the number of the Portfolio’s outstanding shares of the class. For each class of shares of the Portfolio the NAV is calculated on each Business Day as of 12:00 p.m.(noon) Central time. Portfolio shares may be priced on days when the New York Stock Exchange (the “Exchange”) is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received in good order as described on page 17.

The Portfolio seeks to maintain a stable NAV of $1.00 per share by valuing the obligations held by it at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate fair value.

TIMING OF PURCHASE REQUESTS. Purchase requests received in good order and accepted by the Transfer Agent or other authorized intermediary on any Business Day by 12:00 p.m. (noon) Central time with respect to the Portfolio will be executed the day they are received by either the Transfer Agent or other authorized intermediary, at that day’s closing share price for the Portfolio, provided that one of the following occurs:

∎	The Transfer Agent receives the payment in federal or other immediately available funds on the same Business Day by 12:00 p.m.(noon) Central time;

∎

The requests are placed by a financial or authorized intermediary that has entered into a Servicing Agreement with the Trust and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the same Business Day in accordance with the terms of the Trust’s agreement with the intermediary; or

∎	Payment in federal or other immediately available funds is received by the close of the same Business Day in an institutional account maintained with Northern Trust or an affiliate.

Purchase requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after the deadlines described above on a Business Day will be executed on the next Business Day, at that day’s closing share price for the Portfolio provided that payment is made as noted above.

IN-KIND PURCHASES AND REDEMPTIONS. The Trust reserves the right to accept payment for Shares, Service Shares and Premier Shares in the form of securities that are permissible investments for the Portfolio. The Trust also reserves the right to pay redemptions by a distribution “in-kind” of securities (instead of cash) from the Portfolio. See the SAI for further information about the terms of these purchases and redemptions.

MISCELLANEOUS PURCHASE INFORMATION.

∎	Institutions are responsible for transmitting purchase orders and delivering required funds on a timely basis.

∎

Institutions are responsible for all losses and expenses of the Portfolio, and purchase orders may be cancelled, in the event of any failure to make payment according to the procedures outlined in this Prospectus. In addition, a $20 charge will be imposed if a check does not clear.

∎	Exchanges into the Portfolio from another investment portfolio in the Trust may be subject to any redemption fee imposed by the other investment portfolio.

∎

Shares, Service Shares and Premier Shares of the Portfolio are entitled to the dividends declared by the Portfolio beginning on the Business Day the purchase order is executed, provided payment in federal or other immediately available funds is received by the Transfer Agent by the time designated in “Timing of Purchase Requests” on page 15.

∎

The Trust and NFD each reserves the right, in its sole discretion to suspend the offering of shares of the Portfolio or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolio. The Trust also reserves the right to change or discontinue any of its purchase procedures.

∎	In certain circumstances, the Trust may advance the time by which purchase orders must be received. See “Early Closings” on page 17.

∎	If the Transfer Agent cannot locate an investor for a period of time specified by appropriate state law, the investor’s account may be deemed legally abandoned and then escheated

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(transferred) to such state’s unclaimed property administrator in accordance with statutory requirements.

TIMING OF REDEMPTION AND EXCHANGE REQUESTS. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on any Business Day by 12:00 p.m. (noon) Central time will be executed on the same day at that day’s closing share price for the Portfolio.

Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after the deadline described above on a Business Day will be executed the next Business Day at that day’s closing share price for the Portfolio.

PAYMENT OF REDEMPTION PROCEEDS. If your account is held directly with the Portfolio, it is expected that the Portfolio will typically pay out redemption proceeds to shareholders by the next Business Day following receipt of a redemption request.

If your account is held through an intermediary, the length of time to pay redemption proceeds typically depends, in part, on the terms of the agreement in place between the intermediary and the Portfolio. For redemption proceeds that are paid either directly to you from the Portfolio or to your intermediary for transmittal to you, it is expected that payments will typically be made by wire, by ACH or by issuing a check on the next Business Day following receipt of a redemption request in good order from the intermediary by the Portfolio. Redemption requests that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three Business Days following receipt of a redemption request in good order.

However, if you have recently purchased Shares, Service Shares or Premier Shares with a check or through an electronic transaction, payment may be delayed as discussed below under “Miscellaneous Redemption Information.”

It is expected that payment of redemption proceeds will normally be made from uninvested cash or short-term investments, proceeds from the sale of portfolio securities, or borrowing through the Trust’s committed, unsecured credit facility (see “Credit Facility and Borrowing,” on page 23). It is possible that stressed market conditions or large shareholder redemptions may result in the need for utilization of the Portfolio’s ability to redeem in-kind in order to meet shareholder redemption requests. The Portfolio reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption request in good order by the Portfolio.

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds also may be wired. Redemptions are subject to the following restrictions:

∎

The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to 7 days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Portfolio. The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the Portfolio or the determination of the fair value of the Portfolio’s net assets not reasonably practicable; or (iii) as permitted by order of the SEC for the protection of Portfolio shareholders.

∎

If you are redeeming recently purchased Shares, Service Shares or Premier Shares by check or electronic transaction, your redemption request may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days.

∎	Institutions are responsible for transmitting redemption orders and crediting their Customers’ accounts with redemption proceeds on a timely basis.

∎	Redemption requests made to the Transfer Agent by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

∎	Dividends on Shares, Service Shares and Premier Shares are earned through and including the day prior to the day on which they are redeemed.

∎

Subject to applicable law, the Trust and the Transfer Agent reserve the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Trust and its shareholders or the Transfer Agent.

∎

Subject to applicable law, the Trust, Northern Trust and their agents reserve the right to involuntarily redeem or suspend an account at the Portfolio’s then current NAV, in cases of disruptive conduct, suspected fraudulent or illegal activity, inability to verify the identity of an investor, or other circumstances determined by the Trust and Northern Trust to be in the best interest of the Trust and its shareholders.

∎	The Trust, Northern Trust and their agents reserve the right, without notice, to freeze any account and/or suspend account services when: (i) notice has been received of a dispute

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regarding the assets in an account, or a legal claim against an account; (ii) upon initial notification to Northern Trust of a shareholder’s death until Northern Trust receives required documentation in correct form; or (iii) if there is reason to believe a fraudulent transaction may occur or has occurred.

∎	The Trust may require any information from the shareholder reasonably necessary to ensure that a redemption request has been duly authorized.

∎	The Trust reserves the right to change or discontinue any of its redemption procedures.

∎

The Trust does not permit redemption proceeds to be sent by outgoing International ACH Transaction (“IAT”). An IAT is a payment transaction involving a financial institution’s office located outside U.S. territorial jurisdiction.

∎	In certain circumstances, the Trust may advance the time by which redemption and exchange orders must be received. See “Early Closings” on page 17.

EXCHANGE PRIVILEGES. Institutions and their Customers (to the extent permitted by their account agreements) may exchange shares of the Portfolio for the same class of shares of another investment portfolio of the Trust only if the registration of both accounts is identical. Both accounts must have the same owner’s name and title, if applicable. A $1,000 minimum applies to exchanges. An exchange is a redemption of shares of the Portfolio and the purchase of the same class of shares of another investment portfolio in the Trust. If the shares redeemed are held in a taxable account, an exchange is considered a taxable event and may result in a gain or loss. The Trust reserves the right to waive or modify minimum investment requirements in connection with exchanges.

The Trust reserves the right to change or discontinue the exchange privilege at any time upon 60 days’ written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange, you should read the Prospectus for the shares you are acquiring.

EXCESSIVE TRADING IN PORTFOLIO SHARES. The Board of Trustees of the Trust has not adopted, on behalf of the Portfolio, policies and procedures with respect to frequent purchases and redemptions of Portfolio shares in light of the nature and high quality of the Portfolio’s investments. The Portfolio reserves the right to refuse a purchase order if management of the Portfolio determines that the purchase may not be in the best interests of the Portfolio.

TELEPHONE TRANSACTIONS. All calls may be recorded or monitored. The Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, the Trust and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing.

The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder’s address of record.

The Trust reserves the right to refuse a telephone redemption, subject to applicable law.

ADVANCE NOTIFICATION OF LARGE TRANSACTIONS. The Trust requests that an Institution give advance notice to the Transfer Agent by 11:00 a.m. Central time if it intends to place a purchase or redemption order of $5 million or more on a Business Day.

MAKING CHANGES TO YOUR ACCOUNT INFORMATION. You may make changes to wiring instructions only in writing. You may make changes to an address of record or certain other account information in writing or by telephone. Written instructions must be accompanied by acceptable evidence of authority (if applicable). A signature guarantee also may be required from an institution participating in STAMP. Additional requirements may be imposed. In accordance with SEC regulations, the Trust and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder’s current address.

SIGNATURE GUARANTEES. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority (if applicable) must be provided. Additional requirements may be imposed by the Trust. In addition to the situations described in this Prospectus, the Trust may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.

BUSINESS DAY. A “Business Day” is each Monday through Friday that the Federal Reserve Bank of New York (the “New York Fed”) is open for business, except as noted below. The New York Fed is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Portfolio may also close on days when the New York Fed is open but the Exchange is closed, such as Good Friday.

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GOOD ORDER. A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered, including acceptable evidence of authority (if applicable). Additionally, a purchase order initiating the opening of an account will not be considered to be “in good order” unless the investor has provided all information required by the Trust’s “Customer Identification Program” described below.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, business street address, taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Trust. Applications without this information, or without an indication that a taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or the Trust’s customer identification program, the Trust reserves the right to: (a) place limits on account transactions until an investor’s identity is verified; (b) refuse an investment in the Trust; or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Trust and its agents will not be responsible for any loss in an investor’s account resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

EARLY CLOSINGS. The Portfolio reserves the right to advance the time for accepting purchase, redemption or exchange orders for same Business Day credit when the Exchange and/or the bond market close early, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, on any Business Day when SIFMA recommends that the bond markets close early, the Portfolio reserves the right to close at or prior to the SIFMA recommended closing time. If the Portfolio does so, it will cease granting same Business Day credit for purchase and redemption orders received at the Portfolio’s closing time and credit will be given on the next Business Day. In addition, the Board of Trustees of the Trust also may, for any Business Day, decide to change the time as of which the Portfolio’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

EMERGENCY OR UNUSUAL EVENTS. In the event the Exchange does not open for business because of an emergency or unusual event, the Trust may, but is not required to, open the Portfolio for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Portfolio is open for business during an emergency situation or unusual event, please call 800-637-1380 or visit northerntrust.com/institutional.

FINANCIAL INTERMEDIARIES. The Trust may authorize certain Institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase, redemption and exchange orders from their Customers on behalf of the Portfolio. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Trust. The Portfolio will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at the Portfolio’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Transfer Agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the Transfer Agent within such time periods, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled.

Certain financial intermediaries, including affiliates of Northern Trust, may perform (or arrange to have performed) various administrative support services for Customers who are the beneficial owners of either Service Shares or Premier Shares through Servicing Agreements with the Trust (“Service Organizations”). In addition, Service Organizations perform (or arrange to have performed) personal and account maintenance services under their Servicing Agreements for Premier Shares. These Servicing Agreements are permitted under the Trust’s Service Plan (“Service Plan”).

For both Service Shares and Premier Shares, administrative support services may include:

∎	acting, directly or through another, as a shareholder of record;

∎	establishing and maintaining individual accounts and records;

∎	processing purchase, redemption and exchange orders; and

∎	placing net purchase and redemption orders with the Trust’s Transfer Agent.

Service Organizations will receive fees from the Portfolio for these services at an annual rate of up to 0.25% of the average daily NAV of the Service Shares and Premier Shares of the beneficially owned by their Customers.

The Board of Trustees of Northern Institutional Funds has approved the suspension of the Portfolio’s Service Share service fee payments, but such payments could be reinstated in the future upon approval by the Board of Trustees.

Personal and account maintenance services provided under the Service Plan for Premier Shares may include:

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∎	providing information to investors regarding the Portfolio or relating to the status of their accounts; and

∎	acting as liaison between investors and the Trust.

Service Organizations will receive additional fees from the Portfolio for these services at an annual rate of up to 0.25% of the average daily NAV of the Premier Shares beneficially owned by their Customer.

All fees payable under the Service Plan are borne solely by the classes of shares to which the services are provided and not by the Portfolio’s other classes of shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, they will increase the cost of an investment in the Portfolio.

The Portfolio’s arrangements with Service Organizations under the agreements are governed by a Service Plan, which has been adopted by the Board of Trustees.

In addition, Northern Trust may enter into agreements with financial intermediaries through which Customers own shares of the Shares class of the Portfolio, pursuant to which Northern Trust pays these financial intermediaries for providing certain shareholder services. For the Shares class only, the payments made by Northern Trust to financial intermediaries will be paid by Northern Trust and will not represent an additional expense to the Portfolio or its shareholders.

Northern Trust also may provide compensation to certain dealers and Service Organizations, for marketing and distribution in connection with the Northern Institutional Funds. Northern Trust may also sponsor informational meetings, seminars and other similar programs designed to market the Northern Institutional Funds. The amount of such compensation and payments may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by the Investment Adviser (after adjustments). The additional compensation and payments will be paid by Northern Trust or its affiliates and will not represent an additional expense to the Trust or its shareholders. Such payments may provide incentives for financial intermediaries to make shares of the Portfolio available to their Customers, and may allow the Portfolio greater access to such parties and their Customers than would be the case if no payments were paid.

Customers purchasing Shares, Service Shares or Premier Shares of the Portfolio through a financial intermediary should read their account agreements with the financial intermediary carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees, and other charges that will reduce the net return on an investment in the Portfolio. If a Customer has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the Customer may be required to redeem all or a portion of the Customer’s investment in a Portfolio.

Conflict of interest restrictions may apply to the receipt of compensation by a Service Organization or other financial intermediary in connection with the investment of fiduciary funds in Shares, Service Shares or Premier Shares of the Portfolio.

Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel.

State securities laws regarding the registration of dealers may differ from federal law. As a result, Service Organizations and other financial intermediaries investing in the Portfolio on behalf of their Customers may be required to register as dealers.

PORTFOLIO HOLDINGS. The Trust, or its duly authorized service providers, may publicly disclose holdings of all Northern Institutional Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

The Trust publishes on its website at northerntrust.com/institutional, no later than the fifth business day of each month and for a period of not less than six months, a complete schedule of the Portfolio’s holdings and certain other information regarding portfolio holdings of the Portfolio as of the last business day of the prior month. Certain portfolio information concerning the Portfolio will be provided in monthly holdings reports to the SEC on Form N-MFP2. Form N-MFP2 will be made available to the public on the SEC’s EDGAR database immediately upon filing after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP, Form N-MFP1 and/or Form N-MFP2 will be provided on the Trust’s website. A further description of the Trust’s Policy on Disclosure of Portfolio Holdings is available in the SAI.

SHAREHOLDER COMMUNICATIONS. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of May 31 and with an annual report containing audited financial statements as of November 30. If we have received appropriate written consent, we send a single copy of all materials, including, prospectuses, financial reports, proxy statements or information statements to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio.

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TREASURY INSTRUMENTS PORTFOLIO

If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to: northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

The Trust may reproduce this Prospectus in electronic format that may be available on the Internet. If you have received this Prospectus in electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Institutional Funds Center at P.O. Box 75986, Chicago, Illinois 60675-5986, calling 800-637-1380 or by sending an e-mail to: northern-funds@ntrs.com.

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TREASURY INSTRUMENTS PORTFOLIO

DISTRIBUTIONS AND TAX CONSIDERATIONS

DISTRIBUTIONS

Dividends from net income are declared daily and paid monthly by the Portfolio to its shareholders. Net income includes the interest accrued on the Portfolio’s assets less estimated expenses. The Portfolio’s net realized short-term capital gains, if any, are distributed at least annually. The Portfolio does not expect to realize net long-term capital gains.

Dividends are paid as soon as practicable following the end of each month, except in the case of a total redemption of Shares, Service Shares or Premier Shares in an account that is not subject to a standing order for the purchase of additional shares of the same class. In that event, dividends will be paid promptly along with the redemption proceeds.

All distributions are reinvested automatically (without any sales charge) in additional shares of the same class of the Portfolio, unless you elect to receive distributions in cash by notifying the Transfer Agent in writing. You may make arrangements to credit these distributions to your account with Northern Trust, its affiliates or financial intermediaries.

There are no fees or sales charges on reinvestments.

TAX CONSIDERATIONS

The following is a summary of certain tax considerations that may be relevant to a shareholder in the Portfolio. The discussions of the federal income tax consequences in this Prospectus and the SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Prospectus. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Except where otherwise indicated, the discussion relates to shareholders who are individual U.S. citizens or residents and is based on current tax law. You should consult your tax professional for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTIONS. The Portfolio intends to qualify as a regulated investment company for federal income tax purposes and to distribute to shareholders substantially all of its net investment income each year. Except as otherwise noted below, you will generally be subject to federal income tax at ordinary rates on the Portfolio’s distributions to you, regardless of whether they are paid in cash or reinvested in Shares, Service Shares or Premier Shares. U.S. individuals with “modified adjusted gross income” exceeding $200,000 ($250,000 if married and filing jointly) and trusts and estates with income above certain thresholds are subject to the Medicare contribution tax on their “net investment income,” which includes non-exempt interest, dividends and capital gains at a rate of 3.8%.

The Portfolio generally will be invested in debt instruments and not in shares of stock on which dividend income will be received. As a result, the Portfolio does not expect to pay dividends that are eligible for the reduced tax rate on corporate dividends or that will qualify for the dividends-received deduction for corporations.

IRAS AND OTHER TAX-QUALIFIED PLANS. One major exception to the preceding tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless shares are acquired with borrowed funds.

REDEMPTIONS. Redemptions are treated as sales for tax purposes and generally are taxable events for shareholders that are subject to tax. In general, if Portfolio shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted tax basis in the shares. As long as the Portfolio maintains a constant NAV of $1.00 per share, generally no gain or loss should be recognized upon the sale of shares of the Portfolio.

BACKUP WITHHOLDING. The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 28% of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the IRS for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS. Portfolio distributions attributable to Portfolio income such as interest will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however be reduced (and in some cases eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN or W-8BEN-E, as applicable, to establish entitlement for these treaty benefits. Dividends reported as short-term capital gain dividends or interest-related dividends are not subject to U.S. withholding tax. The exemption may not apply, however, if the recipient’s investment in the Portfolio is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

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TREASURY INSTRUMENTS PORTFOLIO

However, dividends reported as exempt-interest dividends are generally not subject to U.S. withholding tax. In addition, the Portfolio is required to withhold 30% tax on certain payments to certain foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax professionals regarding the tax consequences in their country of residence of an investment in the Portfolio.

STATE AND LOCAL TAXES. You may also be subject to state and local taxes on income and gain attributable to your ownership of Portfolio shares. State income taxes may not apply, however, to the portions of the Portfolio’s distributions, if any, that are attributable to interest earned by the Portfolio on U.S. government securities. You should consult your tax professional regarding the tax status of distributions in your state and locality.

CONSULT YOUR TAX PROFESSIONAL. Your investment in the Portfolio could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Portfolio. More tax information relating to the Portfolio is also provided in the SAI. This short summary is not intended as a substitute for careful tax planning.

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TREASURY INSTRUMENTS PORTFOLIO

SECURITIES, TECHNIQUES AND RISKS

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

All investments carry some degree of risk that will affect the value of the Portfolio, its yield and investment performance and the price of its shares. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC, any other government agency or Northern Trust, its affiliates, subsidiaries or any other bank.

The Portfolio seeks to maintain a stable NAV of $1.00 per share. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

This section takes a closer look at some of the Portfolio’s principal investment strategies and related risks.

The Portfolio:

∎	Limits its dollar-weighted average portfolio maturity to 60 days or less;

∎

Limits its dollar-weighted average portfolio maturity without regard to maturity shortening provisions applicable to variable and floating rate securities (also known as dollar-weighted average portfolio life) to 120 days or less;

∎	Buys securities with remaining maturities of 397 days or less (except for certain variable and floating rate instruments); and

∎	Invests only in U.S. dollar-denominated securities that represent minimal credit risks.

SEC regulations require the Portfolio to limit its dollar-weighted average portfolio maturity to 60 days or less, and its dollar-weighted average portfolio life to 120 days or less. The Portfolio also is required to comply with SEC requirements with respect to the liquidity of the Portfolio’s investments. Specifically, the Portfolio is required to hold at least 10% of its total assets in “daily liquid assets,” and the Portfolio, is required to hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets include: cash; direct obligations of the U.S. government; securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; and amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets include: cash; direct obligations of the U.S. government; certain U.S. government agency discount notes without provision for the payment of interest with remaining maturities of 60 days or less; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

In addition, the Portfolio limits its investments to “Eligible Securities” as defined by the SEC. Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (b) are issued or guaranteed by, or otherwise allow the Portfolio to demand payment from, an issuer with those ratings. Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Investment Adviser under the direction of the Board of Trustees. After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, the Portfolio may continue to hold the issue if the Investment Adviser believes it is in the best interest of the Portfolio and its shareholders. Securities that are in the highest short-term rating category (and comparable unrated securities) are called “First Tier Securities.” Under normal circumstances, the Portfolio intends to limit purchases of securities to First Tier Securities. Securities in which the Portfolio may invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

Rule 2a-7 no longer references credit ratings but requires money market funds to purchase securities that have a remaining maturity of no more than 397 calendar days (unless otherwise permitted under Rule 2a-7), and which have been determined by a money market fund’s Board of Trustees (or the fund’s investment adviser, if the Board of Trustees delegates such power to the adviser) to present minimal credit risks to the fund. NTI considers several factors including the capacity of each security’s issuer or guarantor to meet its financial obligations.

In accordance with current SEC regulations, the Portfolio generally will not invest more than: (1) 5% of the value of its total assets at the time of purchase in the securities of any single issuer (and certain affiliates of that issuer); and (2) 10% of the value of its total assets at the time of purchase in the securities subject to demand features or guarantees of any single institution. The Portfolio may, however, invest up to 25% of their total assets in the securities of a single issuer for up to three Business Days. These limitations do not apply to cash, U.S. government securities or securities of other investment companies that are money market funds. In addition, securities subject to demand features and guarantees and securities that are not First Tier Securities as defined by the SEC are subject to different diversification requirements as described in the SAI.

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TREASURY INSTRUMENTS PORTFOLIO

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. The U.S. government has taken numerous steps to alleviate these market concerns, including without limitation, acquiring ownership interests in distressed institutions. However, there is no assurance that such actions will be successful. Continuing market problems and government intervention in the economy may adversely affect the Portfolio.

INVESTMENT OBJECTIVE. The investment objective of the Portfolio may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in the Portfolio having an investment objective different from the objective that the shareholder considered appropriate at the time of investment in the Portfolio.

During extraordinary market conditions and interest rate environments, all or any portion of the assets of the Portfolio may be uninvested. Uninvested assets do not generate income. The Portfolio may not achieve its investment objective during this time.

CREDIT FACILITY AND BORROWING. The Trust, and affiliated funds of Northern Funds (each a “Fund”, and together the “Funds”) have jointly entered into a revolving credit facility (the “Credit Facility”) whereby the Portfolio, the other portfolios in the Trust, and the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to the Credit Facility, the participating portfolios and Funds may borrow up to an aggregate commitment amount of $250 million (the “Commitment Limit”) at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Facility and under the 1940 Act. The Portfolio may borrow up to the maximum amount allowable under its current prospectus and SAI, subject to various other legal, regulatory or contractual limits, including the asset coverage limits in the Credit Facility. Borrowing results in interest expense and other fees and expenses for the Portfolio that may impact the Portfolio’s expenses, including the net expense ratio. The costs of borrowing may reduce the Portfolio’s yield. If the Portfolio borrows pursuant to the Credit Facility, it is charged interest at a variable rate. The Portfolio also pays a commitment fee equal to its pro rata share of the amount of the Credit Facility. The availability of funds under the Credit Facility can be affected by other participating portfolios’ or Funds’ borrowings under the Credit Facility. As such, the Portfolio may be unable to borrow (or borrow further) under the Credit Facility if the Commitment Limit has been reached.

CREDIT (OR DEFAULT) RISK is the risk that an issuer of fixed-income securities held by a Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality securities are generally believed to have relatively low degrees of credit risk. The Portfolio intends to enter into financial transactions with counterparties that are creditworthy at the time of the transactions. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

CYBERSECURITY RISK. With the increased use of the Internet and because information technology (“IT”) systems and digital data underlie most of the Portfolio’s operations, the Portfolio and its investment adviser, custodian, transfer agent, distributor and other service providers and the financial intermediaries of each (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Portfolio or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its Service Providers may adversely impact the Portfolio or its shareholders. For instance, such attacks, failures or other events may interfere with the processing of shareholder transactions, impact the Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential Portfolio information, impede trading, or cause reputational damage. Such attacks, failures or other events could also subject the Portfolio or its Service Providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Insurance protection and contractual indemnification provisions may be insufficient to cover these losses. The Portfolio or its Service Providers may also incur significant costs to manage and control Cyber Risk.

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TREASURY INSTRUMENTS PORTFOLIO

While the Portfolio and its Service Providers have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate Cyber Risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated.

Cyber Risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investment in such issuers to lose value.

INTEREST RATES. The Portfolio’s yield will vary with changes in interest rates. During periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. In a period of rising interest rates, the Portfolio’s yield may not rise as quickly as the yields of certain other short-term investments. Investments held by the Portfolio with longer maturities will tend to be more sensitive to interest rate changes than investments with shorter maturities. If interest rates rise, the Portfolio’s yields may not increase proportionately. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities held by the Portfolio may vary.

INTERFUND BORROWING AND LENDING. The SEC has granted an exemption permitting the Portfolio to participate in an interfund borrowing and lending program. This interfund borrowing and lending program allows the Portfolio to borrow money from other portfolios in the Trust and other affiliated funds of Northern Funds (each a “Fund”, and together the “Funds,”) and to lend money to other portfolios in the Trust, for temporary or emergency purposes. The interfund borrowing and lending program is currently not operational. Northern Trust Investments, Inc. is the Investment Adviser to the Portfolio and the other investment portfolios in the Trust and the investment adviser to the Funds. The interfund borrowing and lending program is subject to a number of conditions, including, among other things, the requirements that (1) the Portfolio may not borrow or lend money through the program unless it receives a more favorable interest rate than is available from a bank loan rate or investment yield rate, respectively; (2) loans will be secured on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral; (3) loans will have a maturity no longer than that of any outstanding bank loan (and in any event not over seven days); (4) if an event of default occurs under any agreement evidencing an outstanding bank loan to the Portfolio, the event of default will automatically (without need for action or notice by the lending portfolio or Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending portfolio or Fund to call the interfund loan (and exercise all rights with respect to any collateral) and that such call will be made if the bank exercises its right to call its loan under its agreement with the Portfolio; (5) the Portfolio may not borrow money if the loan would cause its outstanding borrowings from all sources to exceed 10% of its net assets at the time of the loan, except that the Portfolio may borrow up to 33 1/3% of its total assets through the program or from other sources if each interfund loan is secured by the pledge of segregated collateral with a market value of at least 102% of the outstanding principal value of the loan; (6) the Portfolio may not loan money if the loan would cause its aggregate outstanding loans through the program to exceed 15% of its net assets at the time of the loan; (7) the Portfolio’s interfund loans to any one Portfolio shall not exceed 5% of the lending Portfolio’s net assets; and (8) the Portfolio’s borrowings through the program will not exceed the greater of 125% of the Portfolio’s total net cash redemptions or 102% of the Portfolio’s sales fails (when a sale of securities “fails,” due to circumstances beyond the Portfolio’s control) for the preceding seven calendar days as measured at the time of the loan. In addition, the Portfolio may participate in the interfund borrowing and lending program only if and to the extent that such participation is consistent with the Portfolio’s investment objective and policies. The Board of Trustees of the Trust is responsible for overseeing the interfund borrowing and lending program. A delay in repayment to a lending the portfolio could result in a lost investment opportunity or additional lending costs.

LARGE SHAREHOLDER TRANSACTIONS RISK. The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s liquidity. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

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TREASURY INSTRUMENTS PORTFOLIO

LIQUIDITY RISK is the risk that the Portfolio will not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like or difficult to value. The Portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on portfolio management or performance. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

MARKET EVENTS RISK. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to: major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve other or U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests.

Policy and legislative changes in the United States and in other countries (such as the United Kingdom referendum vote to exit the European Union) are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolio directly invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may be negatively affected.

STRIPPED SECURITIES. These securities are issued by the U.S. government (or an agency, instrumentality or a sponsored enterprise), foreign governments, banks and other issuers. They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation.

The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

INVESTMENT STRATEGY. To the extent consistent with its investment objective and strategies, the Portfolio may purchase securities registered in the STRIPS program.

SPECIAL RISKS. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in either interest rates or principal prepayments could depress the price of stripped securities held by the Portfolio and adversely affect the Portfolio’s investment performance.

TECHNOLOGY RISK. The Investment Adviser uses various technologies in managing the Portfolio, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are

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TREASURY INSTRUMENTS PORTFOLIO

utilized to support decision making for the Portfolio. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively impact the Portfolio.

U.S. GOVERNMENT OBLIGATIONS. These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include (a) securities for which the payment of principle and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. U.S. treasury obligations also include floating rate public obligations of the U.S. Treasury.

INVESTMENT STRATEGY. The Portfolio may invest in a variety of U.S. Treasury obligations. To the extent consistent with its investment objective and strategies, the Portfolio may invest in other obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

SPECIAL RISKS. Not all U.S. government obligations carry the same credit support. Although many U.S. government securities are issued by entities chartered or sponsored by Acts of Congress, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, such securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. Some, such as those of the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds).

To the extent the Portfolio invests in debt instruments or securities of non-U.S. government entities that are backed by the full faith and credit of the United States, pursuant to the FDIC Debt Guarantee Program or other similar programs, there is a possibility that the guarantee provided under the Debt Guarantee Program or other similar programs may be discontinued or modified at a later date.

Floating rate public obligations of the U.S. Treasury (“Floating Rate Notes” or “FRNs”) have interest rates that adjust periodically. FRNs’ floating interest rates may be higher or lower than the interest rates of fixed-rate bonds of comparable quality with similar maturities. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the FRNs, which only occur periodically. This risk is also heightened because floating rate Treasury obligations are new issuances for which a deep and liquid market has not yet developed.

ADDITIONAL DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

This section explores various other investment securities and techniques that the Investment Adviser may use with respect to the Portfolio to the extent consistent with the Portfolio’s investment objective and strategies.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money from banks and may enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of money market securities held by the Portfolio subject to the Portfolio’s agreement to repurchase them at a mutually agreed upon date and price (including interest)..

INVESTMENT STRATEGY. The Portfolio may borrow and enter into reverse repurchase agreements with banks and other

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TREASURY INSTRUMENTS PORTFOLIO

financial institutions. in amounts not exceeding one-fourth of its total assets (including the amount borrowed). The Portfolio may enter into reverse repurchase agreements when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

SPECIAL RISKS. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Portfolio decline in value while these transactions are outstanding, the NAV of the Portfolio’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that (a) the interest income earned by the Portfolio (from the investment of the proceeds) will be less than the interest expense of the transaction; (b) the market value of the securities sold by the Portfolio will decline below the price the Portfolio is obligated to pay to repurchase the securities; and (c) the securities may not be returned to the Portfolio.

DERIVATIVES. The Portfolio may purchase certain “derivative” instruments. A derivative is a financial instrument whose value is derived from, or based upon, the performance of underlying assets, interest rates, or other indices. Derivatives include “stripped” securities.

INVESTMENT STRATEGY. The Portfolio may invest in derivatives when the Investment Adviser believes the potential risks and rewards are consistent with the Portfolio’s objective, strategies and overall risk profile.

SPECIAL RISKS. Engaging in derivative transactions involves special risks, including (a) market risk that the Portfolio’s derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that the Portfolio will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been developed recently and have not been tested over complete market cycles. For these reasons, the Portfolio may suffer a loss whether or not the analysis of the Investment Adviser is accurate.

ILLIQUID SECURITIES. Illiquid securities include securities that are not readily marketable.

INVESTMENT STRATEGY. The Portfolio may invest up to 5% of its net assets in securities that are illiquid.

SPECIAL RISKS. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the portfolio. Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions and/or investor perception.

INVESTMENT COMPANIES. To the extent consistent with its investment objectives and strategies, the Portfolio may invest in securities issued by other affiliated or unaffiliated investment companies.

INVESTMENT STRATEGY. Investments by the Portfolio in other money market funds will be subject to the limitations of the 1940 Act and SEC orders. Although the Portfolio does not expect to do so in the foreseeable future, the Portfolio is authorized to invest substantially all of its assets in an open-end investment company or a series thereof that has substantially the same investment objective, strategies and fundamental restrictions as the Portfolio.

SPECIAL RISKS. As a shareholder of another investment company, the Portfolio would be subject to the same risks as any other investor in that company. It would also bear a proportionate share of any fees or expenses paid by that company. These expenses would be in addition to the management fees and other expenses the Portfolio bears directly in connection with its own operations.

OPERATIONAL RISK. The Investment Adviser to the Portfolio and other Portfolio service providers may be subject to operational risk and may experience disruptions and operating errors. In particular, these errors or failures in systems and technology, including operational risks associated with reliance on third party service providers, may adversely affect the Portfolio’s ability to calculate its net asset values in a timely manner, including over a potentially extended period. While service providers are required to have appropriate operational risk management policies and procedures in place, their methods of operational risk management may differ from those of the Portfolio in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Investment Adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the Investment Adviser or other Portfolio service providers to identify all of the operational risks that may affect the Portfolio or to develop processes.

TEMPORARY INVESTMENTS. For capital preservation and liquidity, the Portfolio may have a greater concentration in short-term securities, which may result in a reduction of the Portfolio’s yield.

TREASURY INSTRUMENTS PORTFOLIO	28	NORTHERN INSTITUTIONAL FUNDS

TREASURY INSTRUMENTS PORTFOLIO

Although the Investment Adviser has the ability to take temporary positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

OTHER SECURITIES. Additionally, the Portfolio may purchase other types of securities or instruments similar to those described in these sections if otherwise consistent with the Portfolio’s investment objective and strategies. You should carefully consider the risks discussed in these sections before investing in the Portfolio.

The Portfolio may invest in other securities and are subject to further restrictions and risks that are described in the SAI. Additional information about the Portfolio, its investments and related risks can also be found in “Investment Objective and Strategies” in the SAI.

NORTHERN INSTITUTIONAL FUNDS	29	TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

There are no financial highlights for the Portfolio because it had not commenced operations as of the date of this Prospectus.

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TREASURY INSTRUMENTS PORTFOLIO

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TREASURY INSTRUMENTS PORTFOLIO

FOR MORE INFORMATION

ANNUAL/SEMIANNUAL REPORTS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Additional information about the Portfolio’s investments will be available in the Portfolio’s annual and semiannual reports to shareholders. In the Portfolio’s annual report (once it is available), you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Additional information about the Portfolio and its policies is also available in the Portfolio’s SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Portfolio’s annual and semiannual reports will be and the SAI is available free upon request by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northern-funds@ntrs.com. The SAI and other information are available from a financial intermediary (such as a broker-dealer or bank) through which the Portfolio’s shares may be purchased or sold.

TO OBTAIN OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES:

BY TELEPHONE

Call 800-637-1380

BY MAIL

Northern Institutional Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

ON THE INTERNET

The Portfolio’s documents are available online and may be downloaded from:

∎	The EDGAR database on the SEC’s website at www.sec.gov (text-only)

∎	Northern Institutional Funds website at northerntrust.com/institutional

You may review and obtain copies of Northern Institutional Funds documents by visiting the SEC’s Public Reference Room in Washington, D.C. You also may obtain copies of Northern Institutional Funds documents by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

811-03605

TREASURY INSTRUMENTS PORTFOLIO	32	NORTHERN INSTITUTIONAL FUNDS	NIF PRO TIP (9/17)

NORTHERN INSTITUTIONAL FUNDS

(THE “TRUST”)

STATEMENT OF ADDITIONAL INFORMATION

September 9, 2017

TREASURY INSTRUMENTS PORTFOLIO

SHARES (NTYXX), SERVICE SHARES, PREMIER SHARES

This Statement of Additional Information dated September 9, 2017 (the “SAI”) is not a prospectus. This SAI should be read in conjunction with the Prospectus dated September 9, 2017, as amended or supplemented from time to time, for the Treasury Instruments Portfolio (the “Portfolio”) of Northern Institutional Funds (the “Prospectus”). A copy of the Prospectus may be obtained without charge by calling 800-637-1380 (toll-free). Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

ADDITIONAL INVESTMENT INFORMATION

CLASSIFICATION AND HISTORY

Northern Institutional Funds (the “Trust”) is an open-end management investment company. The Portfolio is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Portfolio is a series of the Trust that was formed as a Delaware statutory trust on July 1, 1997 under an Agreement and Declaration of Trust (the “Trust Agreement”). The Trust is the result of a reorganization of a Massachusetts business trust formerly known as The Benchmark Funds on March 31, 1998. The Trust’s name was changed from The Benchmark Funds to Northern Institutional Funds on July 15, 1998. The Trust also offers other additional money market portfolios, which are not described in this SAI.

INVESTMENT OBJECTIVE AND STRATEGIES

The following supplements the investment objective, strategies and risks of the Portfolio as set forth in the Prospectus. The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in: cash; short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”). The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations. For these purposes, “net assets” include the amount of any borrowings for investment purposes and the amount of “net assets” is measured at the time of purchase. To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders of the Portfolio will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in this policy. The Portfolio’s investment objective and, except as expressly noted below, investment strategies may be changed without shareholder approval. In addition to the instruments discussed below and in the Prospectus, the Portfolio may purchase other types of financial instruments, however designated, whose investment and credit quality characteristics are determined by Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser,” and collectively with TNTC, “Northern Trust”) to be substantially similar to those of any other investment otherwise permitted by the Portfolio’s investment strategies.

BORROWINGS. The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested by the Investment Adviser in other securities or instruments in an effort to increase the Portfolio’s investment returns. Reverse repurchase agreements may be considered to be a type of borrowing.

When the Portfolio invests borrowing proceeds in other securities, the Portfolio will be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in the Portfolio more volatile and increases the Portfolio’s overall investment exposure. In addition, if the Portfolio’s return on its investment of the borrowing proceeds does not equal or exceed the interest that the Portfolio is obligated to pay under the terms of a borrowing, engaging in these transactions will lower the Portfolio’s return.

The Portfolio may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its borrowing obligations. This could adversely affect the Investment Adviser’s strategy and result in lower Portfolio returns. Interest on any borrowings will be the Portfolio expense and will reduce the value of the Portfolio’s shares. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. During the term of the borrowing, the Portfolio will remain at risk for any fluctuations in the market value of these assets in addition to any securities purchased with the proceeds of the loan. In addition, the Portfolio may be unable to sell the collateral at a time when it would be advantageous to do so, which could adversely affect the Investment Adviser’s strategy and result in lower Portfolio returns. The

Portfolio would also be subject to the risk that the lender may file for bankruptcy, become insolvent, or otherwise default on its obligations to return the collateral to the Portfolio. In the event of a default by the lender, there may be delays, costs and risks of loss involved in the Portfolio exercising its rights with respect to the collateral or those rights may be limited by other contractual agreements or obligations or by applicable law.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. To the extent consistent with its investment objective and strategies, the Portfolio may acquire U.S. government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, such as TIGRs (Treasury Income Growth Receipts) and CATS (Certificates of Accrual on Treasury Securities). The stripped coupons are sold separately from the underlying principal, which usually is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue.

CYBERSECURITY RISK. With the increased use of technologies such as mobile devices and Web-based or “cloud” applications, and the dependence on the Internet and computer systems to conduct business, the Portfolio is susceptible to operational, information security and related risks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the Portfolio to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the Portfolio’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Portfolio’s websites (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Portfolio’s systems.

Cybersecurity incidents affecting the Investment Adviser, other service providers (including, but not limited to, the sub-administrator, custodian, sub-custodians, transfer agent and financial intermediaries) or the Portfolio’s shareholders have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both the Portfolio and shareholders, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of Portfolio shareholders to transact business and the Portfolio to process transactions (including fulfillment of Portfolio share purchases and redemptions), violations of applicable privacy and other laws (including the release of private shareholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests, counterparties with which the Portfolio engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers) and other parties. In addition, substantial costs may be incurred in order to safeguard against and reduce the risk of any cybersecurity incidents in the future. In addition to administrative, technological and procedural safeguards, the Investment Adviser has established business continuity plans in the event of, and risk management systems to prevent or reduce the impact of, such cybersecurity incidents. However, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio or its shareholders. The Portfolio and its shareholders could be negatively impacted as a result.

INFLATION-INDEXED SECURITIES. To the extent consistent with its investment objective and strategies, the Portfolio may invest in inflation-indexed securities, which are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common: the U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the security; most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Portfolio also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The taxation of inflation-indexed Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income. Inflation-indexed Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds. The Portfolio, however, distributes income on a monthly basis. Portfolio investors will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the Portfolio.

INVESTMENT COMPANIES. With respect to the investments of the Portfolio in the securities of other affiliated and unaffiliated investment companies, such investments will be limited so that, as determined after a purchase is made, either: (a) not more than 3% of the total outstanding stock of such investment company will be owned by the Portfolio, the Trust as a whole and its affiliated persons (as defined in the 1940 Act); or (b) (i) not more than 5% of the value of the total assets of the Portfolio will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio. Pursuant to an exemptive order, the limits will not apply to the investment of securities lending collateral by the Portfolio in certain investment portfolios advised by NTI. In addition, these limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market portfolios whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market portfolio that (i) limits its investments to those in which a money market portfolio may invest under Rule 2a-7 of the 1940 Act, and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

Investments by the Portfolio in other investment companies, including exchange-traded funds (“ETFs”), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Portfolio may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Generally, these terms and conditions require the Board to approve policies and procedures relating to certain of the Portfolio’s investments in ETFs. These policies and procedures require, among other things, that (i) the Investment Adviser conducts the Portfolio’s investment in ETFs without regard to any consideration received by the Portfolio or any of its affiliated persons and (ii) the Investment Adviser certifies to the Board quarterly that it has not received any consideration in connection with an investment by the Portfolio in an ETF, or if it has, the amount and purpose of the consideration will be reported to the Board and an equivalent amount of advisory fees shall be waived by the Investment Adviser.

Certain investment companies whose securities are purchased by the Portfolio may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

If required by the 1940 Act, the Portfolio expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

To the extent consistent with its investment objective and strategies, the Portfolio may invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategy and restrictions as the Portfolio. However, the Portfolio currently intends to limit its investments in securities issued by other investment companies to the extent described above. The Portfolio may adhere to other limitations with respect to its investments in securities issued by other investment companies if required or permitted by the SEC or deemed to be in the best interests of the Trust.

LARGE TRADE NOTIFICATIONS. The transfer agent may from time to time receive notice that an authorized institution or other financial intermediary has received an order for a large trade in the Portfolio’s shares. The Portfolio may determine to enter into portfolio transactions in anticipation of that order, even though the order will not be processed until the following business day. This practice provides for a closer correlation between the time shareholders place trade orders and the time the Portfolio enters into portfolio transactions based on those orders, and permits the Portfolio to be more fully invested in investment securities, in the case of purchase orders, and to more orderly liquidate its investment positions, in the case of redemption orders. On the other hand, the authorized institution or other financial intermediary may not ultimately process the order. In this case, the Portfolio may be required to borrow assets to settle the portfolio transactions entered into in anticipation of that order, and would therefore incur borrowing costs. The Portfolio may also suffer investment losses on those portfolio transactions. Conversely, the Portfolio would benefit from any earnings and investment gains resulting from such portfolio transactions.

LIQUIDITY RISK. Liquidity risk is the risk that the Portfolio will not be able to pay redemption proceeds within the time periods described in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing the Portfolio’s ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like or difficult to value. The Portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on portfolio management or performance. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

OPERATIONAL RISK. The Investment Adviser and other Portfolio service providers may experience disruptions or operating errors arising from factors such as processing errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. In particular, these errors or failures in systems and technology, including operational risks associated with reliance on third party service providers, may adversely affect the Portfolio’s ability to calculate its net asset values in a timely manner, including over a potentially extended period. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from those of the Portfolio in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Investment Adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the Investment Adviser or other Portfolio service providers to identify all of the operational risks that may affect the Portfolio or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). The Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price. The Portfolio will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Portfolio will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

STRIPPED SECURITIES. To the extent consistent with its investment objective and strategies, the Portfolio, may purchase stripped securities. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” The Portfolio may purchase securities registered in the STRIPS program. Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Other types of stripped securities may be purchased by the Portfolio, including stripped mortgage-backed securities (“SMBS”). SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest generally are higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a risk that the initial investment will not be recouped fully. SMBS issued by the U.S. government (or a U.S. government agency, instrumentality or sponsored enterprise) may be considered liquid under guidelines established by the Trust’s Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the NAV per share.

TRADING RISK. In order to engage in certain transactions on behalf of the Portfolio, the Investment Adviser will be subject to (or cause the Portfolio to become subject to) the rules, terms and/or conditions of any venues through which it trades securities, derivatives or other instruments. This includes, but is not limited to, where the Investment Adviser and/or the Portfolio may be required to comply with the rules of certain exchanges, execution platforms, trading facilities, clearinghouses and other venues, or may be required to consent to the jurisdiction of any such venues. The rules, terms and/or conditions of any such venue may result in the Investment Adviser (and/or the Portfolio) being subject to, among other things, margin requirements, additional fees and other charges, disciplinary procedures, reporting and recordkeeping, position limits and other restrictions on trading, settlement risks and other related conditions on trading set out by such venues.

U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. government obligations that may be acquired by the Portfolio include U.S. Treasury Bills, Treasury Notes and Treasury Bonds. The Portfolio also may acquire obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and the Maritime Administration.

Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises also are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by any agency, instrumentality or sponsored enterprise thereof, and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed.

To the extent consistent with its investment objective and strategies, the Portfolio may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Not all U.S. government obligations carry the same credit support. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited. In the absence of a suitable secondary market, such participations are generally considered illiquid.

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin in relation to a generally recognized index rate. These instruments include long-term floating rate public obligations of the U.S. Treasury and variable and floating rate bonds (sometimes referred to as “put bonds”) where the Portfolio obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date.

With respect to the variable and floating rate instruments that may be acquired by the Portfolio, the Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets the Portfolio’s quality requirements, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

The Portfolio will invest in variable and floating rate instruments only when the Investment Adviser deems the investment to involve minimal credit risk. Unrated variable and floating rate instruments will be determined by the Investment Adviser to be of comparable quality at the time of the purchase to rated instruments that may be purchased by the Portfolio. In determining weighted average portfolio maturity, an instrument may, subject to the SEC’s regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument. In determining weighted average life under Rule 2a-7(d)(1)(iii) (“WAL”), a floating rate instrument shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

Variable and floating rate instruments that may be purchased by the Portfolio include variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate.

Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio’s limitation on illiquid investments, absent a reliable trading market, when the Portfolio may not demand payment of the principal amount within seven days. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Portfolio is not entitled to exercise its demand rights. As a result, the Portfolio could suffer a loss with respect to these instruments.

YIELDS AND RATINGS. The yields on certain obligations, including the instruments in which the Portfolio may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P Global Ratings (“S&P”), DBRS Ratings Limited (“DBRS”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings (“Fitch”) represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this SAI.

Subject to the limitations stated in the Prospectus, if a security held by the Portfolio undergoes a rating revision, the Portfolio may continue to hold the security if the Investment Adviser determines such retention is warranted.

INVESTMENT RESTRICTIONS

The Portfolio is subject to the fundamental investment restrictions enumerated below which may be changed with respect to the Portfolio only by a vote of the holders of a majority of the Portfolio’s outstanding shares as described in “Description of Shares” on page 53.

The Portfolio may not:

(1) Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell real estate or real estate limited partnerships, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This restriction shall not prevent the Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of REITs or other issuers that deal in real estate.

(3) Invest in commodities or commodity contracts, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Concentrate its investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, provided that there is no limitation with respect to, and the Portfolio reserves freedom of action, when otherwise consistent with its investment strategies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations.

(5) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Act as underwriter of securities, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Make any investment inconsistent with the Portfolio’s classification as a diversified company under the 1940 Act.

Notwithstanding any of the Portfolio’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification and industry concentration), the Portfolio may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Portfolio.

For the purposes of Investment Restriction Nos. 1 and 5 above, the Portfolio has received an exemptive order from the SEC permitting it to participate in lending and borrowing arrangements with affiliates.

In applying Investment Restriction No. 7 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security.

The freedom of action reserved in Investment Restriction No. 4 with respect to U.S. branches of foreign banks is subject to the requirement that they are subject to the same regulation as domestic branches of U.S. banks. The freedom of action reserved with respect to foreign branches of U.S. banks is subject to the requirement that the U.S. parent of the foreign branch be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason. Obligations of U.S. branches of foreign banks may include certificates of deposit, bank and deposit notes, bankers’ acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch. Such obligations will meet the criteria for “Eligible Securities” as described in the Prospectus.

The following investment limitations are non-fundamental policies and may be changed by the Portfolio’s Board without a vote of shareholders.

The Portfolio may not:

(1) Pledge, mortgage or hypothecate assets, except to secure permitted borrowings or in relation to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

(2) Purchase securities on margin or effect short sales, except that the Portfolio may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements of Section 18 of the 1940 Act.

(3) Purchase any securities that would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(4) Borrow money, except (a) the Portfolio may borrow from banks (as defined in the 1940 Act), other affiliated investment companies and other persons or through reverse repurchase agreements in amounts up to 33 1/3% of the value of its total assets (including amounts borrowed); (b) the Portfolio may borrow up to an additional 5% of its total assets for temporary purposes; (c) the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; (d) the Fund may purchase securities on margin to the extent permitted by applicable law; and (d) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings. Notwithstanding the foregoing, the Portfolio intends, as a non-fundamental policy, to limit all borrowings to no more than 25% of its total assets (including the amount borrowed).

(5) Make loans if, as a result, more than 25% of its total assets (including amounts borrowed) would be lent to other parties, except that the Portfolio may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities; and (iv) loan to affiliates to the extent permitted by law.

(6) Purchase or sell real estate, physical commodities or commodities contracts, except that the Portfolio may purchase: (i) marketable securities issued by companies that own or invest in real estate (including REITs), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

Notwithstanding Investment Restriction No. 8, each Portfolio intends, as a non-fundamental policy, to limit all borrowings to no more than 25% of its total assets (including the amount borrowed).

The Portfolio may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the

Portfolio intends to comply with the various requirements of Rule 2a-7 under the 1940 Act, as applicable, which regulates money market mutual funds. As a matter of non-fundamental policy, the Portfolio intends to comply with the diversification requirements of Rule 2a-7. The Portfolio may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

The Portfolio intends, as a non-fundamental policy, to diversify its investments in accordance with current SEC regulations. Investments in securities (excluding cash, cash items, certain repurchase agreements, U.S. government securities and securities of other investment companies that are money market funds) will be limited to: (1) not more than 5% of the value of the Portfolio’s total assets at the time of purchase of any single issuer (and certain affiliates of that issuer), except that 25% of the value of the total assets of the Portfolio may be invested in the securities of any one issuer for a period of up to three Business Days; and (2) not more than 10% of the value of the Portfolio’s total assets at the time of purchase in the securities subject to demand features or guarantees from an institution. Subject to certain exceptions, immediately after the acquisition of any demand features or guarantees (i.e., generally, the right to sell the security at a price equal to its approximate amortized cost (for a demand feature) or principal amount (for a guarantee) plus accrued interest), no more than 10% of the Portfolio’s total assets may be invested in securities issued by or subject to demand features or guarantees issued by the same issuer. Certain affiliated issuers will be treated as a single issuer for purposes of these requirements. In accordance with SEC regulations, the Portfolio will limit its investments in securities that are rated in the two highest short-term rating categories as determined by at least two nationally recognized statistical rating organizations (“NRSROs”) (or one NRSRO if the security is rated by only one NRSRO) but which are not First Tier Securities (as defined in Rule 2a-7 under the 1940 Act) or, if unrated, are not of comparable quality to First Tier Securities (“Second Tier Securities”) to 3% of its total assets, with investments in any one issuer being limited to no more than one-half of one percent of its total assets. Rule 2a-7 does not reference credit ratings but requires money market funds to purchase securities that have a remaining maturity of no more than 397 calendar days (unless otherwise permitted under Rule 2a-7), and which have been determined by a money market fund’s Board of Trustees (or the fund’s investment adviser, if the Board of Trustees delegates such power to the adviser) to present minimal credit risks to the fund. NTI considers several factors, including the capacity of each security’s issuer or guarantor to meet its financial obligations.

The following descriptions from the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions. In determining industry classification, the Portfolio may use any one of the following: the Bloomberg Industry Group Classification, S&P Global Rating Services (“Standard & Poor’s” or “S&P”), J.J. Kenny Municipal Purpose Codes, FT Interactive Industrial Codes, Securities Industry Classification Codes or the Global Industry Classification Standard. For the purpose of determining the percentage of the Portfolio’s total assets invested in securities of issuers having their principal business activities in a particular industry, (i) an asset-backed security will be classified separately based on the nature of its underlying assets; (ii) state and municipal governments and their agencies and authorities are not deemed to be industries; (iii) as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; (iv) personal credit finance companies and business credit finance companies are deemed to be separate industries; and (v) wholly-owned financial companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33-1/3% of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Portfolio’s non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Portfolio has adopted a fundamental policy that would permit direct investment in real estate. However, the Portfolio has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Portfolio’s Board.

Securities held in escrow or separate accounts in connection with the Portfolio’s investment practices described in this SAI and the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing restrictions.

Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above with respect to borrowing money) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio. The 1940 Act requires that if the asset coverage for borrowings at any time falls below 33 1/3% of its total assets including the amount borrowed) plus an additional 5% of its total assets for temporary purposes, the Portfolio will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits. As of the date of this SAI, the Portfolio does not engage in securities lending.

Although the foregoing Investment Restrictions would permit the Portfolio to acquire options, enter into forward currency contracts and engage in short sales and interest rate and currency swaps, they are not currently permitted to engage in these transactions under SEC regulations.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Portfolio’s shareholders. The policy provides that neither the Portfolio nor its Investment Adviser, Distributor or any agent, or any employee thereof (“Portfolio Representative”) will disclose the Portfolio’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means the Portfolio’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions including the portfolio holdings, trading strategies or pending transactions of any actively managed commingled fund portfolio which contains identical holdings as the Portfolio. Under the policy, neither the Portfolio nor any Portfolio Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Portfolio Representative may provide portfolio holdings information to third parties if such information has been included in the Portfolio’s public filings with the SEC or is disclosed on the Trust’s publicly accessible website. Information posted on the Trust’s website may be separately provided to any person commencing the day after it is first published on the Trust’s website.

Portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Trust’s Chief Compliance Officer (“CCO”). Disclosure to providers of auditing, custody, proxy voting and other similar services for the Portfolio, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of the Portfolio) only upon approval by the CCO, who must first determine that the Portfolio has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality as determined by the CCO. In accordance with the policy, the recipients who receive non-public portfolio holdings information on an ongoing basis are as follows: the Investment Adviser and its affiliates, the Portfolio’s independent registered public accounting firm, the Portfolio’s custodian, the Portfolio’s legal counsel, the Portfolio’s financial printer (Donnelley Financial Solutions), the Portfolio’s pricing vendors, and the Portfolio’s proxy voting service (Institutional Shareholder Services, Inc.); certain industry reporting providers (iMoneyNet); certain rating and ranking organizations, including Moody’s, Fitch and S&P; and the following vendors that provide portfolio analytical tools: Barclays Capital, BlackRock Solutions, Bloomberg, FactSet, and Thomson Reuters. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Portfolio may release non-public portfolio holdings information of the Portfolio only with the permission of Portfolio Representatives. From time to time, portfolio holdings information may be provided to broker-dealers solely in connection with the Portfolio seeking portfolio securities trading recommendations. Portfolio holdings information may also be provided to financial institutions solely for the purpose of portfolio borrowing under the Trust’s line of credit. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid any potential misuse of the disclosed information.

The Portfolio will publish on the Trust’s website, northerntrust.com/institutional, no later than the fifth business day of each month and for a period of not less than six months, a complete schedule of the Portfolio’s holdings and certain other information required by Rule 2a-7 regarding the Portfolio’s portfolio holdings as of the last business day of the prior month. The Portfolio may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so.

Portfolio holdings for the Portfolio will also be disclosed through required filings with the SEC. The Portfolio will file its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Portfolio’s fiscal year). Certain information with respect to the Portfolio will be provided in monthly holdings reports to the SEC on Form N-MFP2. Form N-MFP2 will be made available to the public on the SEC’s EDGAR database immediately upon filing after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP, Form N-MFP1 and/or Form N-MFP2 will be provided on the Trust’s website. In addition, in the event that the Portfolio files information regarding certain material events with the SEC on Form N-CR, the Portfolio will disclose on its website certain information that the Portfolio is required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of the Portfolio or a decline in weekly liquid assets below 10% of the Portfolio’s total assets. This information will appear on the Portfolio’s website no later than the same business day on which the Portfolio files Form N-CR with the SEC and will be available on the Portfolio’s website for at least one year. Shareholders may obtain the Portfolio’s Forms N-CSR, N-Q, N-MFP, Form N-MFP1 and/or Form N-MFP2 and N-CR filings on the SEC’s website at www.sec.gov. In addition, the Portfolio’s Forms N-CSR, N-Q, N-MFP, Form N-MFP1 and/or Form N-MFP2 and N-CR filings may be reviewed and copied at the SEC’s public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Under the policy, the Board of Trustees is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

The Board of Trustees of the Trust is responsible for the management and business and affairs of the Trust. Set forth below is information about the Trustees and Officers of Northern Institutional Funds as of the date of this SAI. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. As of the date of this SAI, each Trustee oversees a total of 51 portfolios in the Northern Funds Complex—Northern Institutional Funds offers 8 portfolios and Northern Funds offers 43 portfolios.

NON-INTERESTED TRUSTEES

NAME, ADDRESS(1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
William L. Bax Age: 73 Trustee since 2005	• Managing Partner of PricewaterhouseCoopers, Chicago (an accounting firm) from 1997 to 2003; • Director of Ann & Robert H. Lurie Children’s Hospital since 1998.	• Arthur J. Gallagher & Co. (an insurance brokerage company).

Mark G. Doll Age: 67 Trustee since 2013

•    Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•    Senior Vice President—Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•    President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•    Chairman, Archdiocese of Milwaukee Finance Council from 2005 to 2015;

•    Member of Investment Committee of Milwaukee Art Museum from 1995 to 2012;

•    Member of Investment Committee of Greater Milwaukee Foundation from 2003 to 2015;

•    Member of Investment Committee of Milwaukee Symphony Orchestra from 2006 to 2012;

•    Member of the State of Wisconsin Investment Board since 2015.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.
(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (i.e., public companies) or other investment companies registered under the 1940 Act, as amended.

NON-INTERESTED TRUSTEES (CONTINUED)

NAME, ADDRESS(1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
Sandra Polk Guthman Age: 73 Trustee since 1997 and Chairperson since 2015

•    Chair since 1988 and CEO from 1993 to 2012 of Polk Bros. Foundation (an Illinois not-for-profit corporation);

•    Director of National Public Finance Guarantee Corporation (f/k/a MBIA Insurance Corp. of Illinois) (a municipal bond insurance company) from 1994 to 2014;

•    Trustee of Wellesley College from 2010 to 2016;

•    Trustee of Rush University Medical Center since 2007.

• None

Thomas A. Kloet Age: 59 Trustee since 2015

•    Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014;

•    Chair of Boards of The NASDAQ Stock Market LLC, NASDAQ PHLX LLC and NASDAQ BX, Inc. since 2016.

• Nasdaq, Inc.

David R. Martin Age: 60 Trustee since January 2017

•    Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•    Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•    Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.
(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years.

(3)

This column includes only directorships of companies required to report to the SEC under the Exchange Act, as amended (i.e., public companies) or other investment companies registered under the 1940 Act, as amended.

NON-INTERESTED TRUSTEES (CONTINUED)

NAME, ADDRESS(1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
Cynthia R. Plouché Age: 60 Trustee since 2014

•    Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•    Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•    Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients;

•    Trustee of AXA Premier VIP Trust (Registered investment company—34 portfolios) from 2001 to May 2017;

•    Assessor, Moraine Township, Illinois since January 2014.

• None

Casey J. Sylla Age: 74 Trustee since 2008	• Board member, University of Wisconsin—Eau Claire Foundation from 2006 to 2015; • Advisor, G.D. Searle Family Trusts from 2010 to 2012 and Independent Trustee since 2012.	• GATX Corporation (transportation services).

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.
(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years.

(3)

This column includes only directorships of companies required to report to the SEC under the Exchange Act, as amended (i.e., public companies) or other investment companies registered under the 1940 Act, as amended.

INTERESTED TRUSTEES

NAME, ADDRESS(1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
Stephen N. Potter(4) Age: 60 Trustee since 2008

•    President, Northern Trust Asset Management since 2008;

•    Chairman and President of Northern Trust Investments, Inc. since March 2008;

•    President of Northern Trust Global Investments, Ltd. from March 2008 to February 2009;

•    Director of The Northern Trust Company of Connecticut from July 2009 to December 2013;

•    Director of Northern Trust Global Investments, Ltd. from February 2000 to February 2009;

•    Director of Northern Trust Global Advisors, Inc. from May 2008 to January 2012;

•    Trustee of Rush University Medical Center since November 2009;

•    Director, Miami Corporation since November 2015.

• None
Mary Jacobs Skinner, Esq.(4) Age: 60 Trustee since 2000

•    Retired as partner in the law firm of Sidley Austin LLP on November 30, 2015;

•    Director, Chicago Area Foundation for Legal Services from 1995 to 2013;

•    Director, Pathways Awareness Foundation since 2000;

•    Harvard Advanced Leadership Fellow since 2016;

•    Director and Vice Chair of Public Policy Committee, Ann & Robert H. Lurie Children’s Hospital since 2016.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.
(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years.

(3)

This column includes only directorships of companies required to report to the SEC under the Exchange Act, as amended (i.e., public companies) or other investment companies registered under the 1940 Act, as amended.

(4)

An “interested person,” as defined by the 1940 Act. Mr. Potter is deemed to be an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates. Ms. Skinner is deemed to be an “interested” Trustee because her former law firm provided legal services to Northern Trust Corporation and/or its affiliates.

OFFICERS OF THE TRUST

NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Peter K. Ewing Age: 58 50 South LaSalle Street Chicago, Illinois 60603 President since March 2017	Director of ETF Product Management, Northern Trust Investments, Inc. and Senior Vice President of The Northern Trust Company since September 2010; President of FlexShares Trust since March 2017; Vice President of FlexShares Trust from 2011 to February 2017.

Kevin P. O’Rourke Age: 46 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2015	Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Trust Investments, Inc. from 2009 to 2014.

Benjamin D. Wiesenfeld Age: 39 50 South LaSalle Street Chicago, Illinois 60603 Chief Compliance Officer since 2016	Chief Compliance Officer of FlexShares Trust since July 2016; Chief Compliance Officer and General Counsel of Scout Investments, Inc. and Chief Compliance Officer of the Scout Funds from 2009 to 2016; Chief Compliance Officer of Thornburg Investment Management, Inc. and Thornburg Funds from 2006 to 2009.

Darlene Chappell Age: 54 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015; Anti-Money Laundering Compliance Officer for Equity Long/Short Opportunities Fund and FlexShares Trust since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Anti-Money Laundering Compliance Officer for The Northern Trust Company of Connecticut from 2009 to 2013 and Northern Trust Global Advisors, Inc. from 2009 to 2011.

Randal E. Rein Age: 47 50 South LaSalle Street Chicago, Illinois 60603 Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010 and Senior Vice President of Fund Administration of The Northern Trust Company through 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011; Treasurer of Alpha Core Strategies Fund since 2008; Treasurer of Equity Long/Short Opportunities Fund since 2011.

Michael J. Pryszcz Age: 50 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010.

(1)

Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified. Each officer also holds the same office with Northern Funds.

OFFICERS OF THE TRUST (CONTINUED)

NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Richard N. Crabill Age: 49 2160 East Elliott Rd., Tempe, AZ 85284 Assistant Treasurer since 2008	Senior Vice President of Fund Administration of The Northern Trust Company since 2011; Vice President of Fund Administration of The Northern Trust Company from 2005 to 2011.

Michael G. Meehan Age: 46 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2011	Senior Vice President of Northern Trust Investments, Inc. since 2016; Vice President of Northern Trust Investments, Inc. from 2011 to 2016; Assistant Treasurer of Alpha Core Strategies Fund and Equity Long/Short Opportunities Fund since 2011.

Gregory A. Chidsey Age: 48 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2013	Senior Vice President of Financial Reporting of The Northern Trust Company since 2010.

Craig R. Carberry, Esq. Age: 57 50 South LaSalle Street Chicago, Illinois 60603 Secretary since 2010	Associate General Counsel and Senior Vice President of The Northern Trust Company since June 2015; Secretary of Northern Trust Investments, Inc. since 2000; Chief Compliance Officer of Northern Trust Investments, Inc. from October 2015 to June 2017; Assistant General Counsel and U.S. Funds General Counsel of The Northern Trust Company from July 2014 to June 2015; Senior Legal Counsel and U.S. Funds General Counsel of The Northern Trust Company from 2000 to 2014; Secretary of 50 South Capital Advisors, LLC since 2015; Secretary of Alpha Core Strategies Fund since 2004; Secretary of Equity Long/Short Opportunities Fund and FlexShares Trust since 2011; Secretary of Northern Trust Global Advisors, Inc. from 2007 to 2012; Secretary of The Northern Trust Company of Connecticut from 2009 to 2013.

Owen T. Meacham, Esq. Age: 46 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since 2008	Senior Vice President and Regulatory Administration Assistant General Counsel of The Northern Trust Company since August 2015; Senior Vice President and Regulatory Administration Managing Attorney of The Northern Trust Company from 2012 to August 2015; Senior Vice President and Regulatory Administration Senior Corporate Attorney of The Northern Trust Company from 2011 to 2012; Secretary of Harding, Loevner Funds, Inc. since 2010; Assistant Secretary of Ashmore Funds since 2010.

(1)

Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified. Each officer also holds the same office with Northern Funds.

OFFICERS OF THE TRUST (CONTINUED)

NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Jose J. Del Real, Esq. Age: 39 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since 2015	Senior Legal Counsel and Senior Vice President of The Northern Trust Company since March 2017; Senior Legal Counsel and Vice President of The Northern Trust Company from 2015 to 2016; Assistant Secretary of Northern Trust Investments, Inc. since 2016; Legal Counsel and Vice President of The Northern Trust Company from 2014 to 2015; Vice President and Regulatory Administration Senior Attorney of The Northern Trust Company from 2012 to 2014; Vice President and Regulatory Administration Attorney of The Northern Trust Company from 2011 to 2012; Second Vice President and Regulatory Administration Attorney of The Northern Trust Company from 2010 to 2011; Assistant Secretary of Northern Funds and Northern Institutional Funds from 2011 to 2014; and Assistant Secretary of FlexShares Trust since 2015.

(1)

Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified. Each officer also holds the same office with Northern Funds.

As a result of the responsibilities assumed by the Trust’s service providers, the Trust itself requires no employees.

Each officer holds comparable positions with Northern Funds and certain officers hold comparable positions with certain other investment companies of which Northern Trust Corporation, or an affiliate thereof, is the investment adviser, custodian, transfer agent and/or administrator.

LEADERSHIP STRUCTURE. The Board of Trustees of the Trust is currently composed of nine Trustees, seven of whom are not “interested persons” as defined in the 1940 Act (“non-interested Trustee”), and two of whom are “interested persons” as defined in the 1940 Act (“interested Trustee”). The Chairperson of the Board of Trustees, Sandra Polk Guthman, is a non-interested Trustee. Stephen N. Potter is considered an interested Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates. Mary Jacobs Skinner is considered an interested Trustee because her former law firm provided legal services to Northern Trust Corporation and/or its affiliates. Each Trustee was nominated to serve on the Board of Trustees because of his or her experience, skills and qualifications. See “Trustee Experience” below. The Board of Trustees believes that its leadership structure is consistent with industry practices and is appropriate in light of the size of the Trust and the nature and complexity of its business. In particular:

•

Board Composition. The Trustees believe that having a super-majority of non-interested Trustees (at least 75%) is appropriate and in the best interest of shareholders. The Trustees also believe that having Mr. Potter serve as an interested Trustee brings management and financial insight that is important to certain of the Board of Trustees’ decisions and is also in the best interest of shareholders.

•

Non-Interested Trustee Meetings and Executive Sessions. The Trustees believe that meetings of the non-interested Trustees and meetings in executive session, including with independent counsel, help prevent conflicts of interest from occurring. The Trustees also believe that these sessions allow the non-interested Trustees to deliberate candidly and constructively, separately from management, in a manner that affords honest disagreement and critical questioning.

RISK OVERSIGHT. Risk oversight is a part of the Board of Trustees’ general oversight of the Portfolio and is addressed as part of various Board and committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the Investment Adviser and other service providers (depending on the nature of the risk), which carry out the Portfolio’s investment management and business affairs. The Investment Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that may give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they occur. Each of the Investment Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Investment Adviser has a dedicated risk management function that is headed by a Chief Risk Officer.

Currently, the Board receives and reviews risk reports on a quarterly basis from the Investment Adviser’s Chief Risk Officer. The Audit Committee reviews and discusses these reports with the Investment Adviser’s Chief Risk Officer prior to their presentation to the Board. These reports cover risk areas that include, but are not limited to, credit risk, investment risk, operational risk, fiduciary risk, compliance risk, market and liquidity risk and strategic risk. These reports are intended to provide the Trustees with a forward-looking view of risk and the manner in which the Investment Adviser is managing various risks.

The Audit Committee, in addition to its risk management responsibilities, plays an important role in the Board of Trustees’ risk oversight. Working with the Portfolio’s independent registered accountants, the Audit Committee ensures that the Portfolio’s annual audit scope includes risk-based considerations, such that the auditors consider the risks potentially impacting the audit findings as well as risks to the Portfolio’s financial position and operations.

The Board of Trustees also monitors and reviews the Portfolio’s performance metrics, and regularly confers with the Investment Adviser on performance-related issues.

The Trust’s CCO reports to the Board of Trustees at least quarterly regarding compliance risk issues. In addition to providing quarterly reports, the CCO provides an annual report to the Board of Trustees in accordance with the Portfolio’s compliance policies and procedures. The CCO regularly discusses relevant compliance risk issues affecting the Portfolio during meetings with the non-interested Trustees and counsel. The CCO updates the Board of Trustees on the application of the Portfolio’s compliance policies and procedures and discusses how they mitigate risk. The CCO also reports to the Board of Trustees immediately regarding any problems associated with the Portfolio’s compliance policies and procedures that could expose (or that might have the potential to expose) the Portfolio to risk.

TRUSTEE EXPERIENCE. Each Trustee is required to possess certain qualities such as integrity, intelligence, the ability to critically discuss and analyze issues presented to the Board of Trustees and an understanding of a trustee’s fiduciary obligations with respect to a registered investment company. In addition to these qualities, the following is a description of certain other Trustee attributes, skills, experiences and qualifications.

NON-INTERESTED TRUSTEES

William L. Bax: Mr. Bax was Managing Partner of the Chicago office of PricewaterhouseCoopers (PwC), an international accounting, auditing and consulting firm, from 1997 to 2003, and a partner in the firm for a total of 26 years. He previously served as a director of Sears Roebuck & Co., a publicly traded retail company, from 2003 to 2005, and Andrew Corporation, a publicly-traded communications product company, from 2006 to 2008. He currently serves as a director for a public operating company board, Arthur J. Gallagher & Co. During his 26 years as a partner and 6 years as head of PwC’s Chicago office, Mr. Bax gained extensive experience advising public companies regarding accounting, disclosure and strategic issues. Mr. Bax understands the Board’s oversight role with respect to the Investment Adviser and other Portfolio service providers as a result of his public company board experience and service as a non-interested Trustee of Northern Institutional Funds and Northern Funds since 2005, and his current and prior directorships with public operating companies.

Mark G. Doll: Mr. Doll has over 40 years of experience in the investment management industry. He was Chief Investment Officer of Northwestern Mutual Life Insurance Company from 2008 to 2012. During that time, he was responsible for over $180 billion in account assets, and managed the Northwestern Mutual Series, Inc., a 1940 Act registered mutual fund complex offering 28 portfolios. During his 40-year career at Northwestern Mutual, Mr. Doll oversaw all aspects of the company’s publicly traded assets. As Chief Investment Officer, he was a member of the seven-person management committee that oversaw all aspects of Northwestern Mutual’s asset management business. Mr. Doll’s extensive experience in mutual fund and separate account management provided him with significant knowledge of equity, fixed income and money market funds. He has served as a non-interested Trustee of Northern Institutional Funds and Northern Funds since 2013.

Sandra Polk Guthman: Ms. Guthman has been the chair since 1988 and was the chief executive officer from 1993 to 2012 of Polk Bros. Foundation, a multi-million dollar private foundation. In her capacity as chief executive officer, she analyzed investments for the foundation and therefore also has experience supervising and evaluating investment advisers and their performance. From 2010 to June 2015, she also served on the Investment Committee of Wellesley College, providing additional experience in supervising and evaluating investment advisers and their performance. In addition, Ms. Guthman has experience in the securities industry generally as a result of her service as a director of MBIA Insurance Corp. of Illinois, a private municipal bond insurance company, now known as National Public Finance Guarantee Corporation. Ms. Guthman has also chaired a number of governance and nominating committees of other boards of directors and served previously on the board of directors of a Chicago bank. She also is familiar with the functions of the Board and its oversight responsibilities with respect to the Investment Adviser and the other Portfolio service providers as a result of her service as a non-interested Trustee of Northern Institutional Funds since 1997 and Northern Funds since 2000.

Thomas A. Kloet: Mr. Kloet is a long-time financial industry executive and former Chief Executive Officer of TMX Group, Ltd., a financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository. As a result of this position, Mr. Kloet is familiar with financial, investment and business matters. He also understands the functions of a board through his service during the past five years on the Boards of TMX Group, Ltd.; Nasdaq, Inc. (and the Nasdaq Stock Market, LLC as well as certain other subsidiaries of Nasdaq, Inc. where he has served as Board Chair since 2016); Box Options Exchange; FTSE-TMX Global Debt Capital Markets, Inc.; Bermuda Stock Exchange, Inc.; the Investment Industry Regulatory Organization of Canada and the World Federation of Exchanges. He is a certified public accountant, a member of the American Institute of Certified Public Accountants and the Illinois CPA Society and is a member of the Board of Elmhurst College. He serves on the Market Risk Advisory Committee of the U.S. Commodities Futures Association. He has served as a non-interested Trustee of Northern Institutional Funds and Northern Funds since 2015.

Mr. Kloet serves on the Board of Directors of Nasdaq, Inc. Northern Trust Corporation (“NTC”), parent company of NTI, and its affiliates (including affiliated fund complexes) pay listing fees, market data fees, and similar fees to Nasdaq, Inc. and its affiliates, The Nasdaq Stock Market LLC and Nasdaq OMX Nordic OY (collectively, “Nasdaq”). The total of these payments were $422,444 and $387,512 in each of 2015 and 2016, respectively, which are immaterial to Nasdaq’s gross revenues. Nasdaq, Inc. paid The Northern Trust Company, an affiliate of NTI, $268,627 and $240,760 in each of 2015 and 2016, respectively, for managing Nasdaq’s pension funds, which are immaterial to NTC’s gross revenues. In consideration of the immaterial amounts involved in the foregoing transactions, Mr. Kloet is not considered to have a material business or professional relationship with NTI or its affiliates.

David R. Martin: Mr. Martin was Vice President, Chief Financial Officer and Treasurer from 2007 to 2016 of Dimensional Fund Advisors LP, a global investment manager that provides its services largely to investment companies or their local equivalent (mutual funds in the United States). The funds are held primarily by clients of independent financial advisors but they are also held by institutional clients (who may also invest in separate accounts), pension and profit sharing plans, corporations, defined contribution plans, endowments, state and municipal entities, and sovereign wealth funds. Mr. Martin had oversight responsibilities for all finance and accounting, real estate and compliance functions while at Dimensional, including the implementation of a global transfer pricing methodology. He also served as a director on eight internal Dimensional boards. During his 35 year career in corporate finance, Mr. Martin also had senior management positions at Janus Capital Group, Inc. and Charles Schwab & Co., Inc. and senior level finance positions at First Interstate Bank of Texas, N.A. and Texas Commerce Bancshares, Inc. Mr. Martin is familiar with the functions of mutual fund boards and their oversight responsibilities and the operations of fund advisers and other service providers. He is also well versed in risk management and financial matters affecting mutual funds.

Cynthia R. Plouché: Ms. Plouché has an extensive background in the financial services industry. Until May 2017, she served as lead Independent Trustee and chair of the Audit Committee of the Board of Trustees of AXA Premier VIP Trust, a registered investment company. She also has served as portfolio manager and chief investment officer for other registered investment advisers. Ms. Plouché is therefore familiar with the functions of mutual fund boards and their oversight responsibilities and the operations of fund advisers and other service providers. In addition, Ms. Plouché currently serves as Township Assessor for Moraine, Illinois. She has served as a non-interested Trustee of Northern Institutional Funds and Northern Funds since 2014.

Casey J. Sylla: Mr. Sylla is a former chief investment officer and chief financial officer for The Allstate Corporation. As a result of these positions, Mr. Sylla is familiar with financial, investment and business matters. He also understands the functions of a board through his current service as a member of a board of a public operating company, GATX Corporation. He also has served on the Board of the University of Wisconsin—Eau Claire Foundation from 2006 to 2015 and is an independent trustee of the G.D. Searle Family Trusts. In addition, he is familiar with the functions of the Board and its oversight responsibilities with respect to the Investment Adviser and other Portfolio service providers as a result of his service as a non-interested Trustee of Northern Institutional Funds and Northern Funds since 2008.

INTERESTED TRUSTEES

Stephen N. Potter: Mr. Potter has held various executive and internal subsidiary board positions with NTI and The Northern Trust Company since 1982, including his present position as president of the Investment Adviser. As a result of these positions, Mr. Potter has financial, business, management and investment experience. Although he is an “interested” person under the 1940 Act, the non-interested Trustees believe that Mr. Potter provides an important business perspective with respect to the Investment Adviser and Northern Institutional Funds’ other service providers that is critical to their decision-making process. Mr. Potter also understands the functions of the Board as a result of his service on the Boards of Northern Institutional Funds and Northern Funds since 2008.

Mary Jacobs Skinner: Ms. Skinner was a partner until November 30, 2015 at Sidley Austin LLP, a large international law firm, in which she managed a regulatory-based practice. As a result of this position, Ms. Skinner is familiar with legal, regulatory and financial matters. She also is familiar with the functions of the Board and its oversight responsibilities with respect to the Investment Adviser and other Portfolio service providers as a result of her service as a Trustee of Northern Institutional Funds since 2000 and Northern Funds since 1998.

STANDING BOARD COMMITTEES. The Board of Trustees has established four standing committees in connection with its governance of the Trust: Audit, Governance, Valuation and Executive.

The Audit Committee consists of five members: Messrs. Bax (Chairperson), Doll, Kloet, Martin and Ms. Guthman (ex officio). The Audit Committee oversees the audit process and provides assistance to the full Board of Trustees with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board of Trustees an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. The Audit Committee also is designated as the

Qualified Legal Compliance Committee under the Sarbanes-Oxley Act of 2002. The Audit Committee convenes at least four times each year to meet with the independent registered public accounting firm to review the scope and results of the audit and to discuss other non-audit matters as requested by the Board’s Chairperson, the Committee Chairperson or the independent registered public accounting firm. During the fiscal year ended November 30, 2016, the Audit Committee convened five times.

The Governance Committee consists of three members: Mses. Plouché (Chairperson) and Guthman (ex-officio) and Mr. Kloet. The functions performed by the Governance Committee include, among other things, selecting and nominating candidates to serve as non-interested Trustees, reviewing and making recommendations regarding Trustee compensation, developing policies regarding Trustee education and, subject to Board oversight, supervising the Trust’s CCO and reviewing information and making recommendations to the Board in connection with the Board’s annual consideration of the Trust’s management, custody and transfer agency and service agreements. During the fiscal year ended November 30, 2016, the Governance Committee convened five times.

As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Governance Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

The Valuation Committee consists of five members: Messrs. Sylla (Chairperson), Doll and Potter and Mses. Guthman (ex officio) and Skinner. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities of the Trust’s Portfolios in accordance with the Trust’s valuation procedures. During the fiscal year ended November 30, 2016, the Valuation Committee convened four times.

The Executive Committee consists of four members: Mses. Guthman (Chairperson) and Plouché and Messrs. Bax and Sylla. The Executive Committee is comprised of the Chairperson of the Board of Trustees as well as the Chairpersons of the Governance, Valuation and Audit Committees, with the remaining Trustees each serving as an alternate in the event of an emergency. The Executive Committee is granted the power to act on behalf of the full Board of Trustees in the management of the business and affairs of the Trust, to be exercised when circumstances impair the ability of the Board of Trustees or its committees to conduct business. In particular, the Executive Committee may take action with respect to: (1) the valuation of securities; and (2) the suspension of redemptions. The Executive Committee was formed on May 21, 2015 and will convene as necessary upon notice by the Chairperson of the Committee. During the fiscal year ended November 30, 2016, the Executive Committee did not convene.

TRUSTEE OWNERSHIP OF PORTFOLIO SHARES. Shares of the Portfolio are offered to institutional investors acting on their own behalf or on behalf of their customers and other beneficial owners (“Customers”). For this reason, the Trustees may not make direct investments in the Portfolio. The following table shows the dollar range of shares owned by each Trustee in the Portfolio included in this SAI and other investment portfolios of the Northern Institutional Funds and Northern Funds.

Information as of December 31, 2016
Name of Non-Interested Trustee	Dollar Range of Equity Securities in the Portfolio(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(2)
William L. Bax	None	Over $100,000
Mark G. Doll	None	Over $100,000
Sandra Polk Guthman	None	Over $100,000(3)
Thomas A. Kloet	None	Over $100,000
David R. Martin(4)	None	None
Cynthia R. Plouché	None	$50,001 – $100,000
Casey J. Sylla	None	Over $100,000

Name of Interested Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(2)
Stephen N. Potter	None	Over $100,000
Mary Jacobs Skinner	None	Over $100,000(5)

(1)	The Portfolio had not commenced operations at December 31, 2016 and does not have any shares outstanding as of the date of this SAI.
(2)

The Northern Funds Complex consists of Northern Institutional Funds and Northern Funds. As of December 31, 2016, Northern Institutional Funds offered 7 portfolios and Northern Funds offered 44 portfolios.

(3)	Includes shares held through a foundation for which the Trustee has limited investment discretion with respect to the foundation’s account for cash management purposes.
(4)	Mr. Martin was appointed to the Board of Trustees on November 17, 2016; such appointment was effective January 1, 2017.
(5)	Includes amounts in Ms. Skinner’s Deferred Compensation Plan account, which is treated as if invested in the Government Assets Portfolio of Northern Institutional Funds.

TRUSTEE AND OFFICER COMPENSATION. The Trust pays each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries annual fees for his or her services as a Trustee of the Trust and as a member of the respective Board committees. In recognition of their services, the fees paid to the Board and Committee chairpersons are larger than the fees paid to other members of the Trust’s Board and Committees. The Trustees also are reimbursed for travel expenses incurred in connection with attending such meetings. The Trust also may pay the incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry.

The following tables set forth certain information with respect to the compensation of each non-interested and interested Trustee of the Trust for the fiscal year ended November 30, 2016.

Non-Interested Trustees

	Aggregate Compensation from the Portfolio (1)	Total Compensation from Fund Complex (2)
William L. Bax	—	$250,000
Mark G. Doll	—	250,000
Eric A. Feldstein(3)	—	108,750
Sandra Polk Guthman	—	280,000
Thomas A. Kloet	—	217,500
David R. Martin(4)	—	N/A
Cynthia R. Plouché	—	250,000
Casey J. Sylla	—	250,000

Interested Trustees

	Government Assets Portfolio	Total Compensation from Fund Complex (2)
Stephen N. Potter(5)	None	None
Mary Jacobs Skinner	None	$217,500	(6)

(1)	The Portfolio had not commenced operations as of November 30, 2016.
(2)	As of November 30, 2016, the Northern Funds Complex consisted of Northern Institutional Funds (7 portfolios) and Northern Funds (44 portfolios).
(3)	Mr. Feldstein resigned as Trustee of the Board of Trustees effective June 30, 2016.
(4)	Mr. Martin was appointed to the Board of Trustees on November 17, 2016; such appointment was effective January 1, 2017.
(5)	As an “interested” Trustee who is an officer, director and employee of Northern Trust Corporation and/or its affiliates, Mr. Potter does not receive any compensation from the Trust for his services.
(6)	Ms. Skinner did not defer compensation for the fiscal year ended November 30, 2016. During that time Ms. Skinner earned $889.16 in accrued interest from previous years’ deferred compensation.

The Trust does not provide pension or retirement benefits to its Trustees.

Prior to August 22, 2013, each Trustee was entitled to participate in the Northern Institutional Funds Deferred Compensation Plan (the “D.C. Plan”). Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the D.C. Plan shall remain invested pursuant to the terms of the D.C. Plan. Under the D.C. Plan, a Trustee may have elected to have his or her deferred fees treated as if they had been invested by the Trust in the shares of the Global Tactical Asset Allocation Fund of Northern Funds or the Government Assets Portfolio of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complied with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The amount paid to the Trustees under the D.C. Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees will not obligate the Trust to retain the service of any Trustee or obligate the Portfolio to any level of compensation to the Trustee. The Trust may invest in underlying securities without shareholder approval.

The Trust’s officers do not receive fees from the Trust for services in such capacities. Northern Trust Corporation and/or its affiliates, of which Ms. Chappell and Messrs. Carberry, Chidsey, Crabill, Del Real, Ewing, Meacham, Meehan, O’Rourke, Pryszcz, Rein and Wiesenfeld are officers, receive fees from the Trust as Investment Adviser, Custodian and Transfer Agent.

CODE OF ETHICS

The Trust, its Investment Adviser and principal underwriter have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

NTI, a subsidiary of Northern Trust Corporation, serves as the Investment Adviser and provides investment advisory and administration services to the Portfolio. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603.

NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

TNTC is the principal subsidiary of Northern Trust Corporation and serves as the sub-administrator, transfer agent and custodian for the Portfolio. TNTC is located at 50 South LaSalle Street, Chicago, Illinois 60603. TNTC is a member of the Federal Reserve System. Since 1889, TNTC has administered and managed assets for individuals, institutions and corporations.

As of June 30, 2017, Northern Trust Corporation, through its affiliates, had assets under custody of $7.38 trillion, and assets under investment management of $1.03 trillion.

Management Agreement

NTI provides the Portfolio with investment advisory and administration services under a single agreement (the “Management Agreement”) and fee structure. Under the Management Agreement with the Investment Adviser for the Portfolio, subject to the general supervision of the Trust’s Board of Trustees, the Investment Adviser makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities for the Portfolio and also provides administration services to the Portfolio.

The Investment Adviser also is responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). In making investment recommendations for the Portfolio, if any, investment advisory personnel of the Investment Adviser may not inquire or take into consideration whether issuers of securities proposed for purchase or sale for the Portfolio’s accounts are customers of TNTC’s commercial banking department. These requirements are designed to prevent investment advisory personnel for the Portfolio from knowing which companies have commercial business with TNTC and from purchasing securities where they know the proceeds will be used to repay loans to the bank.

The Management Agreement has been approved by the Board of Trustees, including the “non-interested” Trustees and by the initial shareholder of the Portfolio.

In connection with portfolio transactions for the Portfolio, which are generally done at a net price without a broker’s commission, the Management Agreement with the Trust provides that the Investment Adviser shall attempt to obtain the best net price and execution. Purchases by the Portfolio from underwriters of portfolio securities normally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include the spread between the dealer’s cost for a given security and the resale price of the security.

On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other fiduciary or agency accounts (“other accounts”) managed by the

Investment Adviser, the Management Agreement provides that the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other accounts in order to obtain the best net price and execution. In such an event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be the most equitable and consistent with its obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for the Portfolio or the amount of the securities that are able to be sold for the Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Management Agreement permits the Investment Adviser, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of the Investment Adviser’s opinion of the reliability and quality of the broker or dealer.

The Investment Adviser is also responsible for providing certain administration services to the Portfolio pursuant to the Management Agreement. Subject to the general supervision of the Trust’s Board of Trustees, the Investment Adviser provides supervision of all aspects of the Portfolio’s operations and performs the customary services of an administrator, including but not limited to the following corporate treasury, secretarial and “blue sky” services: (a) maintaining office facilities and furnishing corporate officers for the Portfolio; (b) furnishing data processing services, clerical services, and executive and administrative services and standard stationery and office supplies; (c) performing all functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of the Portfolio’s bills, preparing monthly reconciliation of the Portfolio’s expense records, updating projections of annual expenses, preparing materials for review by the Board of Trustees, and compliance testing; (d) preparing and arranging for printing of financial statements; (e) preparing and filing the Portfolio’s federal and state tax returns (other than those required to be filed by the Portfolio’s custodian and transfer agent) and providing shareholder tax information to the Portfolio’s transfer agent; (f) assisting the Portfolio’s Investment Adviser, at the Investment Adviser’s request, in monitoring and developing compliance procedures for the Portfolio which include, among other matters, procedures to assist the Investment Adviser in monitoring compliance with the Portfolio’s investment objective, policies, restrictions, tax matters and applicable laws and regulations; (g) assisting in product development; (h) performing oversight/management responsibilities such as the supervision and coordination of certain of the Portfolio’s service providers; (i) performing corporate secretarial services such as assisting in maintaining corporate records and the good standing status of the Trust in its state of organization; (j) performing “blue sky” compliance functions; (k) monitoring the Portfolio’s arrangements with respect to services provided by Service Organizations to their customers who are the beneficial owners of shares, pursuant to agreements between the Portfolio and such Service Organizations; (l) performing certain legal services such as preparing and filing annual Post-Effective Amendments to the Portfolio’s registration statement and other SEC filings for the Portfolio; and (m) computing and determining on the days and at the times specified in the Portfolio’s then-current Prospectus, the NAV of each share of the Portfolio and the net income of the Portfolio. Pursuant to a Sub-Administration Agreement, NTI has delegated certain of the above administration services to TNTC.

The Management Agreement provides that the Investment Adviser may render similar services to others so long as its services under the Management Agreement are not impaired thereby. The Management Agreement also provides that the Trust will indemnify the Investment Adviser against certain liabilities (including, with respect to the advisory services provided by the Investment Adviser under the Management Agreement, liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Management Agreement) or, in lieu thereof, contribute to resulting losses.

As compensation for advisory services and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.18% of the Portfolio’s average daily net assets.

Transfer Agency and Service Agreement

Under its Transfer Agency and Service Agreement with the Trust, TNTC as Transfer Agent has undertaken to perform certain services for the Portfolio, including but not limited to the following: (i) answer shareholder inquiries and respond to requests for information regarding the Trust; (ii) process purchase and redemption transactions; (iii) establish and maintain shareholder accounts and subaccounts; (iv) furnish confirmations in accordance with applicable law, and provide periodic account statements to each shareholder; (v) furnish proxy statements and proxies, annual and semiannual financial statements, and dividend, distribution and tax notices to shareholders; (vi) act as dividend disbursing agent; (vii) report abandoned property to state authorities; (viii) impose, collect, account for and administer redemption fees if applicable on redemptions and exchanges; (ix) process, handle and account for all “as of” transactions; (x) conduct daily reviews of management reports related to late trading and daily value reviews with respect to the Trust’s excessive trading policies; and (xi) maintain appropriate records relating to its services. The Trust may appoint one or more sub-transfer agents in the performance of its services.

As compensation for the services rendered by TNTC under the Transfer Agency and Service Agreement and the assumption by TNTC of related expenses with respect to the Portfolio described in this SAI, TNTC is entitled to a fee from the Trust, payable monthly, at an annual rate of 0.015% of the average daily net assets of the Portfolio. In addition, TNTC may be reimbursed for certain expenses as provided under the Transfer Agency and Service Agreement. Northern Trust may enter into agreements with financial intermediaries through which customers own shares of the Shares Class of the Portfolio, pursuant to which Northern Trust pays these financial intermediaries for providing certain shareholder services described in the preceding paragraph. The payments made by Northern Trust to financial intermediaries will be paid by Northern Trust and will not represent an additional expense to the Portfolio or its shareholders. Conflict of interest restrictions under state and federal law (including the Employee Retirement Income Security Act of 1974 (“ERISA”)) may apply to the receipt by such financial intermediaries of such compensation in connection with the investment of fiduciary funds in Shares of the Portfolio.

Custody Agreement

Under its Custody Agreement with the Trust, TNTC (the “Custodian”) (i) holds the Portfolio’s cash and securities, (ii) maintains such cash and securities in separate accounts in the name of the Portfolio, (iii) makes receipts and disbursements of funds on behalf of the Portfolio, (iv) receives, delivers and releases securities on behalf of the Portfolio, (v) collects and receives all income, principal and other payments in respect of the Portfolio’s investments held by the Custodian, (vi) is responsible for the Portfolio’s foreign custody arrangements pertaining to its activities under the Custody Agreement, and (vii) maintains all records of its activities and obligations under the Custody Agreement. The Custodian may appoint one or more sub-custodians and shall oversee the maintenance by any sub-custodian of any securities or other assets held by any Portfolio. The Custody Agreement provides that the Custodian will use reasonable care, prudence and diligence with respect to its obligations under the Custody Agreement and the safekeeping of the Portfolio’s property and shall be liable to and shall indemnify the Trust from and against any loss that occurs as a result of the failure of the Custodian or a sub-custodian to exercise reasonable care, prudence and diligence with respect to their respective obligations under the Custody Agreement and the safekeeping of such property. The Custodian is not responsible for any act, omission, or default of, or for the solvency of, any eligible securities depository, nor is the Custodian responsible for any act, omission, or default of, or for the solvency of, any broker or agent which it or a sub-custodian appoints and uses unless such appointment and use is made or done negligently or in bad faith.

As compensation for the domestic custody services rendered with respect to each applicable Portfolio, and the assumption by the Custodian of certain related expenses, the Custodian is entitled to payment from the Trust as follows: (i) $18,000 annually for the Portfolio; plus (ii) 1/100th of 1% annually of the Portfolio’s average daily net assets to the extent they exceed $100 million; plus (iii) a fixed dollar fee for each trade in portfolio securities; plus (iv) a fixed dollar fee for each time that the Custodian receives or transmits funds via wire; plus

(v) reimbursement of other out-of-pocket expenses incurred by the Custodian. The fees referred to in clauses (iii) and (iv) are subject to annual upward adjustments based on increases in the CPI-U, provided that the Custodian may permanently or temporarily waive all or any portion of any upward adjustment. The Custodian’s fees under the Custody Agreement are subject to reduction based on the Portfolio’s’ daily-uninvested U.S. cash balances (if any).

Unless sooner terminated, the Trust’s Management Agreement will continue in effect with respect to the Portfolio until June 30, 2018. Thereafter, the Management Agreement will continue in effect for successive 12-month periods, provided that the continuance is approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Management Agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees or by the vote of a majority of the outstanding shares of such Portfolio (as defined under “Description of Shares”). The Management Agreement is terminable at any time without penalty by the Trust (by specified Trustee or shareholder action) or by the Investment Adviser, on 60 days’ written notice. The Transfer Agency and Service Agreement shall continue indefinitely until terminated by the Trust by not less than 90 days’ written notice or by the Transfer Agent by not less than six months written notice. The Custody Agreement shall continue indefinitely until terminated by the Trust by not less than 60 days’ written notice, or by the Custodian by not less than 90 days’ written notice.

Northern Trust Corporation and its affiliates may act as an underwriter of various securities. Under the 1940 Act, the Portfolio is precluded, subject to certain exceptions, from purchasing in the primary market those securities with respect to which Northern Trust Corporation or an affiliate is serving as a principal underwriter. In the opinion of Northern Trust Corporation or an affiliate, this limitation will not significantly affect the ability of the Portfolio to pursue its investment objective.

In the Management Agreement, the Investment Adviser agrees that the name “Northern” may be used in connection with the Trust’s business on a royalty-free basis. TNTC has reserved to itself the right to grant the non-exclusive right to use the name “Northern” to any other person. The Management Agreement provides that at such time as the Management Agreement is no longer in effect, the Trust will cease using the name “Northern.”

CONFLICTS OF INTEREST

The Investment Adviser’s portfolio managers are often responsible for managing one or more Northern Institutional Fund portfolios, as well as other accounts, including separate accounts and other pooled investment vehicles. The Portfolio’s manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement with the Investment Adviser than the Portfolio. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible, due to varying investment restrictions among accounts and for other reasons, that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts. The Investment Adviser has a responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Adviser and the Trust have adopted policies limiting the circumstances under which cross-trades may be effected between the Portfolio and another client account. The Investment Adviser conducts periodic reviews of trades for consistency with these policies.

The Investment Adviser will give advice to and make investment decisions for the Trust as it believes is in the best interest of the Trust. Advice given to the Trust or investment decisions made for the Trust may differ from, and may conflict with, advice given or investment decisions made for the Investment Adviser or its affiliates, or other portfolios or accounts managed by the Investment Adviser or its affiliates. For example, other portfolios or accounts managed by the Investment Adviser may sell short securities of an issuer in which the Trust has taken, or will take, a long position in the same securities. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Trust and such increase in price would be to the Trust’s detriment. Conflicts may also arise because portfolio decisions regarding the Trust may benefit the Investment Adviser or its affiliates or another account or portfolio managed by the Investment Adviser or its affiliates. For example, the sale of a long position or establishment of a short position by the Trust may impair the price of the same security sold short by (and therefore benefit) another account or portfolio managed by the Investment Adviser or its affiliates, and the purchase of a security or covering a short position in a security by the Trust may increase the price of the same security held by (and therefore benefit) another account or portfolio managed by the Investment Adviser or its affiliates. Actions taken with respect to the Investment Adviser and its affiliates’ other portfolios or accounts managed by them may adversely impact the Portfolio, and actions taken by the Portfolio may benefit the Investment Adviser or its affiliates or its other portfolios or accounts.

To the extent permitted by applicable law, the Investment Adviser may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the Portfolio. These payments may be made out of the Investment Adviser’s assets, or amounts payable to the Investment Adviser rather than as a separately identifiable charge to the Portfolio. These payments may compensate Intermediaries for, among other things: marketing the Portfolio; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Portfolio. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or for subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these services for such products.

PROXY VOTING

Northern Institutional Funds has delegated the voting of portfolio securities to the Investment Adviser. The Investment Adviser has adopted the proxy voting policies and procedures applicable to Northern Trust Corporation and its affiliates (the “Northern Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which the Investment Adviser has voting discretion, including the Portfolio. Under the Northern Proxy Voting Policy, shares are to be voted in the best interests of the Portfolio.

A Proxy Committee comprised of senior investment and compliance officers of the Investment Adviser has adopted certain guidelines (the “Proxy Guidelines”) concerning various corporate governance issues. The Proxy Committee has the responsibility for the content, interpretation and application of the Proxy Guidelines and may apply these Proxy Guidelines with a measure of flexibility. The Investment Adviser has retained an independent third party (the “Service Firm”) to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines. The Proxy Committee will apply the Proxy Guidelines as discussed below to any such recommendation.

The Proxy Guidelines provide that the Proxy Committee will generally vote for or against various proxy proposals, usually based upon certain specified criteria. As an example, the Proxy Guidelines provide that the Proxy Committee will generally vote in favor of proposals to:

•	Repeal existing classified boards and elect directors on an annual basis;

•	Adopt a written majority voting or withhold policy (in situations in which a company has not previously adopted such a policy);

•	Lower supermajority shareholder vote requirements for charter and bylaw amendments;

•	Lower supermajority shareholder vote requirements for mergers and other business combinations;

•	Increase common share authorizations for a stock split;

•	Implement a reverse stock split;

•	Approve an ESOP (employee stock ownership plan) or other broad based employee stock purchase or ownership plan, or increase authorized shares for existing plans;

•

Adopt certain social and environmental issues regarding discrimination, disclosures of environmental impact, animal treatment and corporate sustainability, when supported by the company’s board of directors and/or management; and

•

Request that a company take reasonable steps to ensure that women and minority candidates are in the pool from which board nominees are chosen or that request that women and minority candidates are routinely sought as part of every search the company undertakes.

The Proxy Guidelines also provide that the Proxy Committee will generally vote against proposals to:

•	Elect director nominees that sit on more than five public company boards, or, if the nominee is a CEO, more than three public company boards;

•	Classify the board of directors;

•	Require that poison pill plans be submitted for shareholder ratification;

•	Adopt dual class exchange offers or dual class recapitalizations;

•	Require a supermajority shareholder vote to approve mergers and other significant business combinations;

•	Require a supermajority shareholder vote to approve charter and bylaw amendments; and

•	Eliminate, direct, or otherwise restrict charitable contributions.

In certain circumstances, the Proxy Guidelines provide that proxy proposals will be addressed on a case-by-case basis, including those regarding executive and director compensation plans, mergers and acquisitions, ratification of poison pill plans, a change in the company’s state of incorporation and an increase in authorized common stock.

Except as otherwise provided in the Northern Proxy Voting Policy, the Proxy Committee may vote proxies contrary to the recommendations of the Service Firm if it determines that such action is in the best interest of the Portfolio. In exercising its discretion, the Proxy Committee may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Proxy Committee may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Proxy Committee to conclude that particular proposals present unacceptable investment risks and should not be supported. In addition, the Proxy Committee also evaluates proposals in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances may also justify casting different votes for different clients with respect to the same proxy vote.

The Investment Adviser may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, the Investment Adviser may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, the Investment Adviser may also have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. The Investment Adviser may also be required to vote proxies for securities issued by Northern Trust Corporation or its affiliates or on matters in which the Investment Adviser has a direct financial interest, such as shareholder approval of a change in the advisory fees paid by the Portfolio. The Investment Adviser seeks to address such conflicts of interest through various measures, including the establishment, composition and authority of the Proxy Committee and the retention of the Service Firm to perform proxy review and vote recommendation functions. The Proxy Committee has the responsibility to determine whether a proxy vote involves a conflict of interest and how the conflict should be addressed in conformance with the Northern Proxy Voting Policy. The Proxy Committee may resolve such conflicts in any of a variety of ways, including without limitation the following: (i) voting in accordance with the Proxy Guidelines based recommendation of the Service Firm; (ii) voting in accordance with the recommendation of an independent fiduciary appointed for that purpose; (iii) voting pursuant to client direction by seeking instructions from the Board of Trustees of the Trust; or by (iv) voting pursuant to a “mirror voting” arrangement under which shares are voted in the same manner and proportion as shares over which the Investment Adviser does not have voting discretion. The method selected by the Proxy Committee may vary depending upon the facts and circumstances of each situation.

The Investment Adviser may choose not to vote proxies in certain situations. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”). In circumstances in which the Service Firm does not provide recommendations for a particular proxy, the Proxy Committee may obtain recommendations from analysts at the Investment Adviser who review the issuer in question or the industry in general. The Proxy Committee will apply the Proxy Guidelines as discussed above to any such recommendation.

This summary and the Northern Proxy Voting Policy and Proxy Guidelines, as adopted by the Investment Adviser, are posted in the Account Resources section of the Northern Institutional Funds’ website, northerntrust.com/institutional. You may also obtain, upon request and without charge, a paper copy of the Northern Proxy Voting Policy and Proxy Guidelines or an SAI by calling 800-637-1380.

Information regarding how the Portfolio voted proxies, if any, relating to portfolio securities for the most recent 12 month period ended June 30 will be available, without charge, upon request, by contacting the Investment Adviser at 800-637-1380 or Northern Trust or by visiting the SEC’s website, www.sec.gov.

DISTRIBUTOR

The Trust has entered into a Distribution Agreement under which Northern Funds Distributors, LLC (“NFD”), with principal offices at Three Canal Plaza, Suite 100, Portland, Maine 04101, as agent, distributes the shares of the Portfolio on a continuous basis. NFD continually distributes shares of the Portfolio on a best efforts basis. NFD has no obligation to sell any specific quantity of Portfolio shares. NFD and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust. The Investment Adviser pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to NFD for such distribution services. However, the Investment Adviser has entered into an agreement with NFD under which it makes payments to NFD in consideration for its services under the Distribution Agreement. The payments made by the Investment Adviser to NFD do not represent an additional expense to the Trust or its shareholders. The Distribution Agreement provides that the Trust will indemnify NFD against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD’s breach of confidentiality.

Under a License Agreement (the “License Agreement”) with Foreside Distributors, Northern Trust Corporation agrees that the name “Northern Funds” may be used by Foreside Distributors and NFD in connection with providing services to the Trust on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name “Northern Funds” to any other person. The License Agreement provides that at such time as the License Agreement is no longer in effect, Foreside Distributors and NFD will cease using the name “Northern Funds.”

SERVICE PLAN

The Trust, on behalf of the Portfolio, has adopted a Service Plan (the “Plan”) with respect to the Service Shares and Premier Shares. Under the Plan, the Trust, on behalf of the Service Shares and the Premier Shares of the Portfolio, is authorized to pay monthly or quarterly fees in respect of (i) administrative support services performed and expenses incurred in connection with the Portfolio’s Service Shares and Premier Shares and (ii) personal and account maintenance services performed and expenses incurred in connection with the Portfolio’s Premier Shares as set forth below. The fee paid for such services during any one year shall not exceed: (i) 0.25% of the average daily NAV of the Service Shares of the Portfolio and (ii) 0.50% of the average daily NAV of the Premier Shares of the Portfolio. The fee paid for personal and account maintenance services during any one year shall not exceed 0.25% of the average daily NAV of the Premier Shares of Portfolio. Northern Trust will determine the amount of the service agent fees to be paid to one or more brokers, dealers, other financial institutions or other industry professionals (collectively, “Servicing Agents”) and the basis on which such payments will be made. Payments to a Servicing Agent will be subject to compliance by the Servicing Agent with the terms of the related Plan agreement entered into by the Servicing Agent. The service agent fees payable pursuant to this Plan shall not pertain to services or expenses which are primarily intended to result in the sales of Service Shares and Premier Shares.

The Board of Trustees of Northern Institutional Funds have approved the suspension of the Portfolio’s Service Share service fee payments, but such payments could be reinstated in the future upon approval by the Board of Trustees.

Payments of the service fees with respect to Service Shares and Premier Shares will be used to compensate or reimburse the Servicing Agents for administrative support services and expenses, which may include without limitation: (i) acting or arranging for another party to act, as recordholder and nominee of Service Shares and Premier Shares of the Portfolio beneficially owned by Customers; (ii) establishing and maintaining individual accounts and records with respect to Service Shares and Premier Shares of the Portfolio owned by Customers; (iii) processing and issuing confirmations concerning Customer orders to purchase, redeem and exchange Service Shares and Premier Shares of the Portfolio; (iv) receiving and transmitting funds representing the purchase price or redemption proceeds of Service Shares and Premier Shares of the Portfolio; (v) processing dividend payments on behalf of Customers; and (vi) performing other related administrative support services that do not constitute “personal and account maintenance services” within the meaning of the Financial Industry Regulatory Authority, Inc.’s Conduct Rules. Payments of the service agent fees with respect to the Premier Shares will also be used to compensate or reimburse the Servicing Agents for personal and account maintenance services and expenses, which may include, without limitation: (i) providing facilities to answer inquiries and respond to correspondence with Customers and other investors about the status of their accounts or about other aspects of the Trust or the Portfolio; (ii) assisting Customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Servicing Agents; (iii) providing services to Customers intended to facilitate, or improve their understanding of the benefits and risks of, the Portfolio to Customers, including asset allocation and other similar services; (iv) acting as liaison between Customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; and (v) performing any similar personal and account maintenance services.

Conflict of interest restrictions (including ERISA) may apply to a Servicing Agent’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Service or Premier

Shares. Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the FDIC, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in Service or Premier Shares.

The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related agreements, have approved the Plan and the related agreements for the Portfolio at a meeting called for the purpose of voting on such Plan and related agreements.

The Plan and related agreements will remain in effect until December 1, 2017 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above.

The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the Board of Trustees in the manner described above. The Plan may be terminated as to Service Shares and Premier Shares at any time by a majority of the non-interested Trustees. A service agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by any party to the agreement on sixty (60) days’ written notice to any other party to the agreement. Each service agreement shall terminate automatically if assigned. While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit the Portfolio and holders of Service and Premier Shares of such Portfolio. The Plan provides that the Board of Trustees will review, at least quarterly, a written report of the amount expended under the Plan and the purposes of the expenditures.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Drinker Biddle & Reath LLP, with offices at One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996 and 191 North Wacker Drive, Chicago, Illinois 60606-1698, serves as counsel to the Trust, as well as to its non-interested Trustees.

Deloitte & Touche LLP, has been appointed to serve as an independent registered public accounting firm for the Trust. In addition to audit services, Deloitte & Touche LLP reviews the Trust’s federal and state tax returns.

IN-KIND PURCHASES AND REDEMPTIONS

Payment for shares of the Portfolio may, in the discretion of Northern Trust, be made in the form of securities that are permissible investments for the Portfolio as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, the Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio and that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

Although the Portfolio generally will redeem shares in cash, the Portfolio reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash) from the Portfolio. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio’s NAV per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

REDEMPTION FEES AND REQUIREMENTS

Shares of the Portfolio are sold and generally redeemed without any purchase or redemption charge imposed by the Trust. Northern Trust and other institutions (“Institutions”) may charge their Customers for services provided in connection with their investments.

The exercise of voting rights and the delivery to Customers of shareholder communications from the Trust will be governed by the Customers’ account agreements with the Institutions. Customers should read the Prospectus in connection with any relevant agreement describing the services provided by an Institution and any related requirements and charges, or contact the Institution at which the Customer maintains its account for further information.

EXPENSES

Except as set forth above and in this SAI, the Portfolio is responsible for the payment of its expenses. These expenses include, without limitation: the fees and expenses payable to the Investment Adviser, Transfer Agent and Custodian; brokerage fees and commissions; fees for the registration or qualification of Portfolio shares under federal or state securities laws; taxes; interest; costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust for violation of any law; legal, tax and auditing fees and expenses; expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and distributing of the same to the Portfolio’s shareholders and regulatory authorities; compensation and expenses of its non-interested Trustees; payments to Service Organizations; fees of industry organizations such as the Investment Company Institute and Mutual Fund Directors Forum; acquired fund fees and expenses; expenses of third party consultants engaged by the Board of Trustees; expenses in connection with the negotiation and renewal of the revolving credit facility; and miscellaneous and extraordinary expenses incurred by the Trust.

In connection with the Management Agreement, NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., service fees, acquired fund fees and expenses, the compensation paid to each Independent Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) so that “Total Annual Portfolio Operating Expenses After Expense Reimbursement” do not exceed the amount shown in the table under the caption “Fees and Expenses of the Portfolio” in the Portfolio’s Portfolio Summaries. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” for the Portfolio may be higher than the contractual limitation for the Portfolio as a result of certain excepted expenses that are not reimbursed. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2019. The expense reimbursement arrangement will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangement at any time with respect to the Portfolio if it determines that it is in the best interests of the Portfolio and its shareholders.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolio from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time. There is no guarantee that the Portfolio will be able to avoid a negative yield.

PERFORMANCE INFORMATION

You may call 800-637-1380 to obtain the current 7-day yield and other performance information or visit northerntrust.com/institutional. Performance reflects expense limitations, fee waivers and reductions or expense reimbursements, as previously discussed in this SAI. If such expense limitations, fee waivers, reductions and expense reimbursements were not in place, the Portfolio’s performance would have been reduced. Any fees imposed by Northern Trust or other Servicing Agents on their customers in connection with investments in the Portfolio are not reflected in the Trust’s calculations of performance for the Portfolio.

The performance of a class of shares of the Portfolio may be compared to the performance of other money market funds with similar investment objectives and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of shares may be compared to data prepared by iMoneyNet, Inc. or other independent mutual fund reporting services. Performance data as reported in national financial publications such as Money Magazine, Morningstar, Forbes, Barron’s, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares of the Portfolio.

From time to time, the Portfolio may advertise its “yields” and “effective yields.” Yield and effective yield are computed separately for each class of shares. Each class of shares has different fees and expenses, and consequently, may have different yields for the same period. These yield figures will fluctuate, are based on historical earnings and are not intended to indicate future performance. “Yield” refers to the net investment income generated by an investment in the Portfolio over a seven-day period identified in the advertisement. This net investment income is then “annualized.” That is, the amount of net investment income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

In arriving at quotations as to “yield,” the Trust first determines the net change, exclusive of capital changes, during the seven-day period in the value of a hypothetical pre-existing account having a balance of one Share, Service Share or Premier Share at the beginning of the period, then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.

“Effective yield” is calculated similarly but, when annualized, the net investment income earned by an investment in the Portfolio is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. The “effective yield” with respect to the Shares, Service Shares and Premier Shares of the Portfolio is computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

Quotations of yield and effective yield provided by the Trust are carried to at least the nearest hundredth of one percent. Any fees imposed by Northern Trust, its affiliates or financial intermediaries on their customers in connection with investments in the Portfolio are not reflected in the calculation of yields for the Portfolio. A money market portfolio also may quote, from time to time, total return in accordance with SEC regulations.

The Portfolio’s yields may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. The Portfolio’s yields fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. The annualization of one week’s income is not necessarily indicative of future actual yields. Actual yields will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in money market interest rates, portfolio expenses and other factors. Yields are one basis investors may use to analyze a class of shares of the Portfolio as compared to comparable classes of shares of other money market funds and other investment vehicles. However, yields of other money market funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing its portfolio instruments, computing NAV and determining yield. The Portfolio also may quote, from time to time, the total return of its Shares, Service Shares or Premier Shares in accordance with SEC regulations.

NET ASSET VALUE

As stated in the Prospectus, the Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act and seeks to maintain a NAV of $1.00 per share and, in this connection, values its instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the Portfolio sold the instrument. During such periods, the yield to investors in the Portfolio may differ somewhat from that obtained in a similar entity which uses available indications as to market value to value its portfolio instruments. For example, if the use of amortized cost resulted in a lower (higher) aggregate Portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher (lower) yield and ownership interest than would result from investment in such similar entity and existing investors would receive less (more) investment income and ownership interest. However, the Trust expects that the procedures and limitations referred to in the following paragraphs of this section will tend to minimize the differences referred to above.

Under Rule 2a-7, the Trust’s Board of Trustees, in supervising the Trust’s operations and delegating special responsibilities involving portfolio management to the Investment Adviser, has established procedures that are intended, taking into account current market conditions and the Portfolio’s investment objective, to stabilize the NAV of the Portfolio, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Trustees’ procedures include periodic monitoring of the difference (the “Market Value Difference”) between the amortized cost value per share and the NAV per share based upon available indications of market value. Available indications of market value used by the Trust consist of actual market quotations or appropriate substitutes which reflect current market conditions and include (i) quotations or estimates of market value for individual portfolio instruments and/or (ii) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments. In the event the Market Value Difference of the Portfolio exceeds certain limits or NTI believes that the Market Value Difference may result in material dilution or other unfair results to investors or existing shareholders, the Trust will take action in accordance with the 1940 Act (e.g., selling portfolio instruments to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in-kind, or utilizing a NAV per share based upon available indications of market value which under such circumstances would vary from $1.00) to eliminate or reduce to the extent reasonably practicable any material dilution or other unfair results to investors or existing shareholders which might arise from Market Value Differences. In particular, if losses were sustained by the Portfolio, the number of outstanding shares might be reduced in order to maintain a NAV per share of $1.00. Such reduction would be effected by having each shareholder proportionately contribute to the Portfolio’s capital the necessary shares to restore such NAV per share. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investing in the Portfolio.

Rule 2a-7 requires that the Portfolio limit its investments to instruments which the Investment Adviser determines (pursuant to guidelines established by the Board of Trustees) to present minimal credit risks and which are “Eligible Securities” as defined by the SEC and described in the Prospectus. The Rule also requires that the Portfolio maintain a dollar-weighted average portfolio maturity (not more than 60 days) and a dollar-weighted average portfolio maturity without regard to maturity shortening provisions applicable to variable and floating rate securities (also known as dollar-weighted average portfolio life) of 120 days or less appropriate to its policy of maintaining a stable NAV per share and precludes the purchase of any instrument deemed under the Rule to have a remaining maturity of more than 397 calendar days (as calculated pursuant to Rule 2a-7). Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 60 days, the Rule requires the Portfolio to invest its available cash in such a manner as to reduce such maturity to the prescribed limit as soon as reasonably practicable.

The Portfolio is required to comply with SEC requirements with respect to the liquidity of the Portfolio’s investments. Specifically, the Portfolio is required to hold at least 10% of its total assets in “daily liquid assets,” and at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets include: cash; direct obligations of the U.S. government; securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; and amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets include: cash; direct obligations of the U.S. government; certain U.S. government agency discount notes without provision for the payment of interest with remaining maturities of 60 days or less; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. Eastern Standard Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than the Portfolio’s official closing NAV. For instance, if a pricing error is discovered that impacts the Portfolio’s NAV, the corrected NAV would be the official closing NAV and the erroneous NAV would be a NAV other than the Portfolio’s official closing NAV. Those transactions that were processed using the erroneous NAV may then be reprocessed using the official closing NAV. On any Business Day (defined as each Monday through Friday that the Federal Reserve Bank of New York (“New York Fed”) is open for business, except as noted below. The New York Fed is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Portfolio may also close on days when the New York Fed is open but the New York Stock Exchange is closed, such as Good Friday), and when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close early, the Portfolio reserves the right to close at or prior to the SIFMA recommended closing time. If the Portfolio does so, it will cease granting same day credit for purchase and redemption orders received at the Portfolio’s closing time and credit will be given on the next Business Day. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, the Portfolio may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

The Investment Adviser is not required to calculate the NAV of the Portfolio on days during which no shares are tendered to the Portfolio for redemption and no orders to purchase or sell shares are received by the Portfolio, or on days on which there is an insufficient degree of trading in the Portfolio’s portfolio securities for changes in the value of such securities to affect materially the NAV per share.

The Portfolio currently does not intend to avail itself of the ability to impose liquidity fees and/or redemption gates. However, the Board reserves the right, with notice to shareholders, to change this policy with respect to the Portfolio, thereby permitting the Portfolio to impose such fees and gates in the future.

TAXES

The following summarizes certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

FEDERAL—GENERAL INFORMATION

The Portfolio intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Code. As a regulated investment company, the Portfolio generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Portfolio’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which (a) the Portfolio has not invested more than 5% of the value of its total assets in securities of the issuer and (b) the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

Third, the Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

The Portfolio intends to comply with these requirements. If the Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year the Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions (including distributions attributable to tax-exempt income) to the extent of the Portfolio’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income with certain modifications and capital gain net income (excess of capital gains over capital losses) by the end of each calendar year. The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

Generally, any capital losses realized by the Portfolio will be permitted to be carried forward indefinitely and will retain their character as short or long-term capital losses.

STATE AND LOCAL TAXES

Although the Portfolio expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.

POTENTIAL PASS-THROUGH OF TAX CREDITS

If the Portfolio holds (directly or indirectly) one or more “tax credit bonds” (defined below) on one or more specified dates during the Portfolio’s taxable year, the Portfolio may elect for U.S. Federal income tax purposes to pass through to shareholders tax credits otherwise allowable to the Portfolio for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, and a qualified zone academy bond, each of which must meet certain requirements specified in the Code), a “build America bond” (which includes certain qualified bonds issued before January 1, 2011) or certain other specified bonds. If the Portfolio were to make an election, a shareholder of the Portfolio would be required to include in income and would be entitled to claim as a tax credit an amount equal to a proportionate share of such credits. However, such tax credits are generally not refundable. There is no assurance that the Portfolio will elect to pass through any such income and credits. Certain limitations may apply on the extent to which the credit may be claimed.

The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are advised to consult their tax advisors with specific reference to their own tax situation, including the application of state and local taxes.

DESCRIPTION OF SHARES

The Trust Agreement permits the Trust’s Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees of the Trust may hereafter create series in addition to the Trust’s eight existing series, which represent interests in the Trust’s eight respective portfolios, one of which is described in this SAI. The Trust Agreement also permits the Board of Trustees to classify or reclassify any unissued shares into classes within a series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in three separate classes of shares in the Portfolio: Shares, Service Shares and Premier Shares.

The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees: (i) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (ii) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Trust Agreement with respect to such series or class; and/or (iii) may have no power or authority with respect to any other series or class. The Trustees are not currently considering the appointment of Series Trustees for the Trust.

Under the terms of the Trust Agreement, each share of the Portfolio is without par value, which represents a proportionate interest in the Portfolio with each other share of its class in the Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon any liquidation of the Portfolio, shareholders of each class of the Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under “Account Policies and Other Information” in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by the Portfolio may be suspended for more than seven days (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Portfolio. The Trust also may suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of the Portfolio are redeemable at the unilateral option of the Trust. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing shares of the Portfolio are not issued.

The proceeds received by the Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to the Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolio and the other portfolios of the Trust normally are allocated in proportion to the NAV of the respective portfolios except where allocations of direct expenses can otherwise be fairly made.

NOTICE: Under section 72.1021(a) of the Texas Property Code, initial investors in the Portfolio who are Texas residents may designate a representative to receive notices of abandoned property in connection with Portfolio shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to the Northern Institutional Funds Center, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 800-637-1380 to obtain a form for providing written notice to the Trust.

The Portfolio and other portfolios of the Trust entitled to vote on a matter will vote in the aggregate and not by portfolio, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular portfolio.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above. In addition, shareholders of each of the classes of an investment portfolio have equal voting rights except that only shares of the particular class(es) affected by the matter will be entitled to vote on such matters (e.g., matters relating to shareholder servicing expenses and transfer agent fees that are payable by that class).

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share (and proportionate fractional votes for fractional shares held) or to one vote for each dollar of NAV represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or may be required by law.

Subject to the rights of the Trustees with respect to the Portfolio, the Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

Subject to the rights of the Trustees with respect to the Portfolio, the Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

The Board of Trustees of the Trust may not, without the affirmative vote of the holders of a majority of the outstanding shares of the Trust, amend or otherwise supplement the Trust Agreement or amend and restate a trust investment to reduce the rights, duties, powers, authorities and responsibilities of the Trust’s Trustees, except to the extent such action does not violate the 1940 Act. Subject to the foregoing, the Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

The Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

Under the Delaware Statutory Trust Act (the “Delaware Act”), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

The Trust Agreement provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. However, nothing in the Trust Agreement protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The term “majority of the outstanding shares” of either the Trust or the Portfolio means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or the Portfolio.

The Trust’s by-laws state that, unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forums for any Shareholder (including a beneficial owner) to bring (i) any derivative action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim or breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s Shareholders, (iii) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, arising pursuant to any provision of the Delaware Statutory Trust Act or the Trust’s Trust Instrument or bylaw; or (iv) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, governed by the internal affairs doctrine shall be a state or federal court located within the State of Delaware. The Trust’s by-laws also state that any persons or entity that is a shareholder of the Trust shall be deemed to have notice of and consented to the foregoing provision of the Trust’s by-laws.

OTHER INFORMATION

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or on the SEC’s website at www.sec.gov.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1”—A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2”—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3”—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B”—A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C”—A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D”—A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Ratings—S&P Global Ratings issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1”—Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2”—Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3”—Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP”—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1”—Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”—Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3”—Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B”—Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C”—Securities possess high short-term default risk. Default is a real possibility.

“RD”—Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D”—Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)”—Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)”—Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)”—Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)”—Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)”—Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)”—Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3”—Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4”—Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5”—Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D”—Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA”—An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”—An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C”—Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”—An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”—An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”—An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC”—An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C”—An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D”—An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-)—The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR”—This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks—S&P Global Ratings issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both on the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa”—Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa”—Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A”—Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa”—Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba”—Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B”—Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa”—Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca”—Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C”—Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA”—Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”—Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”—Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB”—Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB”—Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”—Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC”—A “CCC” rating indicates that substantial credit risk is present.

“CC”—A “CC” rating indicates very high levels of credit risk.

“C”—A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA”—Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA”—Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A”—Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB”—Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB”—Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B”—Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C”—Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D”—A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.

Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1”—A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2”—A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3”—A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—“MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”. The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1”—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2”—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3”—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG”—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR”—Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

“VMIG-1”—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2”—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3”—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG”—This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR”—Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign, financial, bank, insurance, and public finance entities (including supranational and sub-national) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, and/or security. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers and/or securities can change. Credit ratings are also based on approved and applicable methodologies, models and criteria (“Methodologies”), which are periodically updated and when material changes are deemed necessary for a wide variety of potential reasons, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market but there are a limited number of rating categories for the possible slight risk differentials that will exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

PART C: OTHER INFORMATION

ITEM 28.	EXHIBITS

The following exhibits are incorporated herein by reference to:

Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) filed on March 29, 1996 (Accession No. 0000950130-96-001086) (“PEA No. 31”),

Post-Effective Amendment No. 34 to such Registration Statement filed on May 16, 1997 (Accession No. 0000950130-97-002471) (“PEA No. 34”),

Post-Effective Amendment No. 35 to such Registration Statement filed on September 29, 1997 (Accession No. 0000950131-97-005862) (“PEA No. 35”),

Post-Effective Amendment No. 36 to such Registration Statement filed on January 16, 1998 (Accession No. 0000950131-98-000216) (“PEA No. 36”),

Post-Effective Amendment No. 38 to such Registration Statement filed on March 27, 1998 (Accession No. 0000950131-98-002030) (“PEA No. 38”),

Post-Effective Amendment No. 39 to such Registration Statement filed on February 1, 1999 (Accession No. 0000950131-99-000461) (“PEA No. 39”),

Post-Effective Amendment No. 41 to such Registration Statement filed on October 14, 1999 (Accession No. 0000927405-99-000333) (“PEA No. 41”),

Post-Effective Amendment No. 43 to such Registration Statement filed on January 28, 2000 (Accession No. 0000927405-00-000027) (“PEA No. 43”),

Post-Effective Amendment No. 44 to such Registration Statement filed on March 29, 2000 (Accession No. 0000950131-00-002147) (“PEA No. 44”),

Post-Effective Amendment No. 46 to such Registration Statement filed on January 17, 2001 (Accession No. 0000950131-01-000262) (“PEA No. 46”),

Post-Effective Amendment No. 48 to such Registration Statement filed on March 30, 2001 (Accession No. 0000950131-01-001670) (“PEA No. 48”),

Post-Effective Amendment No. 49 to such Registration Statement filed on January 29, 2002 (Accession No. 0000940180-02-000170) (“PEA No. 49”),

Post-Effective Amendment No. 53 to such Registration Statement filed on March 29, 2004 (Accession No. 0001193125-04-052241) (“PEA No. 53”),

Post-Effective Amendment No. 54 to such Registration Statement filed on January 28, 2005 (Accession No. 0001193125-05-014394) (“PEA No. 54”),

Post-Effective Amendment No. 56 to such Registration Statement filed on March 30, 2006 (Accession No. 0001193125-06-068444) (“PEA No. 56”),

Post-Effective Amendment No. 57 to such Registration Statement filed on March 30, 2007 (Accession No. 0001193125-07-070533) (“PEA No. 57”),

Post-Effective Amendment No. 59 to such Registration Statement filed on March 14, 2008 (Accession No. 0001193125-08-057595) (“PEA No. 59”),

Post-Effective Amendment No. 61 to such Registration Statement filed on August 20, 2008 (Accession No. 0001193125-08-181539) (“PEA No. 61”),

Post-Effective Amendment No. 62 to such Registration Statement filed on March 30, 2009 (Accession No. 0001193125-09-066299) (“PEA No. 62”),

Post-Effective Amendment No. 63 to such Registration Statement filed on January 28, 2010 (Accession No. 0001193125-10-015597) (“PEA No. 63”),

Post-Effective Amendment No. 64 to such Registration Statement filed on March 29, 2010 (Accession No. 0001193125-10-070130) (“PEA No. 64”),

Post-Effective Amendment No. 65 to such Registration Statement filed on June 15, 2010 (Accession No. 0001193125-10-139567) (“PEA No. 65”),

Post-Effective Amendment No. 66 to such Registration Statement filed on March 2, 2011 (Accession No. 0001193125-11-053509) (“PEA No. 66”),

Post-Effective Amendment No. 69 to such Registration Statement filed on March 21, 2012 (Accession No. 0001193125-12-125345) (“PEA No. 69”),

Post-Effective Amendment No. 71 to such Registration Statement filed on March 22, 2013 (Accession No. 0001193125-13-121455) (“PEA No. 71”),

Post-Effective Amendment No. 73 to such Registration Statement filed on March 21, 2014 (Accession No. 0001193125-14-110158) (“PEA No. 73”),

Post-Effective Amendment No. 75 to such Registration Statement filed on July 7, 2014 (Accession No. 0001193125-14-262083) (“PEA No. 75”),

Post-Effective Amendment No. 76 to such Registration Statement filed on September 5, 2014 (Accession No. 0001193125-14-333801) (“PEA No. 76”),

Post-Effective Amendment No. 78 to such Registration Statement filed on March 26, 2015 (Accession No. 0001193125-15-105281) (“PEA No. 78”),

Post-Effective Amendment No. 80 to such Registration Statement filed on March 29, 2016 (Accession No. 0001193125-16-521487) (“PEA No. 80”),

Post-Effective Amendment No. 83 to such Registration Statement filed on September 29, 2016 (Accession No. 0001193125-16-725913) (“PEA No. 83”),

Post-Effective Amendment No. 86 to such Registration Statement filed on March 29, 2017 (Accession No. 0001193125-17-101484) (“PEA No. 86”),

Post Effective Amendment No. 88 to such Registration Statement filed on June 26, 2017 (Accession No. 0001193125-17-213460) (“PEA No. 88”).

Amendment No. 49 under the Investment Company Act of 1940 to the Registration Statement filed on July 31, 2001 (Accession No. 0000950131-01-502545) (“Amendment No. 49”), and

Amendment No. 92 under the Investment Company Act of 1940 to the Registration Statement filed on September 17, 2014 (Accession No. 0001193125-14-344523) (“Amendment No. 92”).

(a)	(1)	Agreement and Declaration of Trust dated July 1, 1997 filed as Exhibit 1 to PEA No. 36.

	(2)	Amendment No. 1 dated February 25, 1998 to the Agreement and Declaration of Trust filed as Exhibit (a)(2) to PEA No. 39.

	(3)	Amendment No. 2 dated May 15, 1998 to the Agreement and Declaration of Trust filed as Exhibit (a)(3) to PEA No. 39.

	(4)	Amendment No. 3 dated October 5, 1999 to the Agreement and Declaration of Trust filed as Exhibit (a)(4) to PEA No. 41.

	(5)	Amendment No. 4 dated January 24, 2000 to the Agreement and Declaration of Trust filed as Exhibit (a)(5) to PEA No. 43.

	(6)	Amendment No. 5 dated May 2, 2000 to the Agreement and Declaration of Trust filed as Exhibit (a)(6) to PEA No. 46.

	(7)	Amendment No. 6 dated November 1, 2000 to the Agreement and Declaration of Trust filed as Exhibit (a)(7) to PEA No. 46.

	(8)	Amendment No. 7 dated July 26, 2001 to the Agreement and Declaration of Trust filed as Exhibit (a)(8) to Amendment No. 49.

	(9)	Amendment No. 8 dated April 29, 2003 to the Agreement and Declaration of Trust filed as Exhibit (a)(9) to PEA No. 53.

	(10)	Amendment No. 9 dated May 6, 2005 to the Agreement and Declaration of Trust filed as Exhibit (a)(10) to PEA No. 56.

	(11)	Amendment No. 10 dated November 3, 2006 to the Agreement and Declaration of Trust filed as Exhibit (a)(11) to PEA No. 57.

	(12)	Amendment No. 11 dated May 9, 2008 to the Agreement and Declaration of Trust filed as Exhibit (a)(12) to PEA No. 61.

	(13)	Amendment No. 12 dated September 24, 2008 to the Agreement and Declaration of Trust filed as Exhibit (a)(13) to PEA No. 62.

	(14)	Amendment No. 13 dated February 17, 2010 to the Agreement and Declaration of Trust filed as Exhibit (a)(14) to PEA No. 65.

	(15)	Amendment No. 14 dated July 31, 2010 to the Agreement and Declaration of Trust filed as Exhibit (a)(15) to PEA No. 66.

	(16)	Amendment No. 15 dated February 18, 2011 to the Agreement and Declaration of Trust filed as Exhibit (a)(16) to PEA No. 66.

	(17)	Amendment No. 16 dated February 18, 2011 to the Agreement and Declaration of Trust filed as Exhibit (a)(17) to PEA No. 69.

	(18)	Amendment No. 17 dated February 18, 2011 to the Agreement and Declaration of Trust filed as Exhibit (a)(18) to PEA No. 69.

	(19)	Amendment No. 18 dated November 4, 2011 to the Agreement and Declaration of Trust filed as Exhibit (a)(19) to PEA No. 69.

	(20)	Amendment No. 19 dated April 1, 2012 to the Agreement and Declaration of Trust filed as Exhibit (a)(20) to PEA No. 69.

	(21)	Amendment No. 20 dated November 16, 2012 to the Agreement and Declaration of Trust filed as Exhibit (a)(21) to PEA No. 71.

	(22)	Amendment No. 21 dated February 15, 2013 to the Agreement and Declaration of Trust filed as Exhibit (a)(22) to PEA No. 71.

	(23)	Amendment No. 22 dated May 22, 2014 to the Agreement and Declaration of Trust filed as Exhibit (a)(23) to PEA No. 75.

	(24)	Amendment No. 23 dated October 1, 2016 to the Agreement and Declaration of Trust filed as Exhibit (a)(24) to PEA No. 83.

	(25)	Amendment No. 24 dated October 7, 2016 to the Agreement and Declaration of Trust is filed as Exhibit (a) (25) to PEA No. 86.

	(26)	Amendment No. 25 dated November 17, 2016 to the Agreement and Declaration of Trust is filed as Exhibit (a)(26) to PEA No. 86.

	(27)	Amendment No. 26 dated May 18, 2017 to the Agreement and Declaration of Trust is filed as Exhibit (a)(27) to PEA No. 88.

	(28)	Amendment No. 27 dated August 24, 2017 to the Agreement and Declaration of Trust is filed herewith.

(b)	(1)	Amended and Restated By-Laws adopted August 2, 2000 filed as Exhibit (b)(2) to PEA No. 46.

	(2)	Amendment No. 1 adopted July 29, 2003 to the Amended and Restated By-Laws filed as Exhibit (b)(2) to PEA No. 53.

	(3)	Amendment No. 2 adopted April 27, 2004 to the Amended and Restated By-Laws filed as Exhibit (b)(3) to PEA No. 54.

	(4)	Amendment No. 3 adopted July 27, 2004 to the Amended and Restated By-Laws filed as Exhibit (b)(4) to PEA No. 54.

	(5)	Amendment No. 4 adopted February 14, 2008 to the Amended and Restated By-Laws filed as Exhibit (b)(5) to PEA No. 59.

	(6)	Amendment No. 5 adopted November 5, 2010 to the Amended and Restated By-Laws filed as Exhibit (b)(6) to PEA No. 66.

	(7)	Amendment No. 6 adopted August 19, 2015 to the Amended and Restated By-Laws filed as Exhibit (b)(7) to PEA No. 80.

	(8)	Amended and Restated By-Law Amendment No. 6, adopted August 19, 2015 and Amended and Restated on August 24, 2017 is filed herewith.

(c)		Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated July 1, 1997 filed as Exhibit 1 to PEA No. 36.

(d)	(1)	Management Agreement between the Registrant and Northern Trust Investments, Inc. dated June 30, 2014 filed as Exhibit (d)(1) to PEA No. 76.

	(2)	Management Agreement between the Registrant and Northern Trust Investments, Inc. dated July 31, 2014 filed as Exhibit (d)(2) to PEA No. 76.

	(3)	Amended and Restated Investment Advisory Agreement dated January 29, 2008 between the Registrant and Northern Trust Global Investments Ltd. and Northern Trust Investments, N.A. filed as Exhibit (d)(12) to PEA No. 59.

	(4)	Amendment No. 1 dated May 9, 2008 to the Amended and Restated Investment Advisory Agreement between the Registrant and Northern Trust Global Investments Ltd. and Northern Trust Investments, N.A. on behalf of the Large Cap Index Portfolio filed as Exhibit (d)(13) to PEA No. 61.

	(5)	Amended and Restated Amendment No. 2 dated September 24, 2008 to the Amended and Restated Investment Advisory Agreement between the Registrant and Northern Trust Global Investments Ltd. and Northern Trust Investments, N.A. on behalf of the Treasury Portfolio filed as Exhibit (d)(3) to PEA No. 71.

	(6)	Amended and Restated Exhibit A to the Management Agreement between Registrant and Northern Trust Investments, Inc. dated June 30, 2014 is filed herewith.

	(7)	Assumption Agreement dated December 30, 2010 between Northern Trust Investments, N.A. and Northern Trust Investments, Inc. filed as Exhibit (d)(27) to PEA No. 66.

	(8)	Advisory Fee Waiver Agreement dated April 1, 2010 by and among the Registrant, Northern Trust Investments, N.A. and Northern Trust Global Investments Ltd. filed as Exhibit (d)(24) to PEA No. 64.

	(9)	Amendment No. 1 to the Advisory Fee Waiver Agreement dated August 5, 2010 between the Registrant and Northern Trust Investments, N.A. filed as Exhibit (d)(26) to PEA No. 66.

	(10)	Amendment No. 2 to the Advisory Fee Waiver Agreement dated January 1, 2012 between the Registrant and Northern Trust Investments, Inc. filed as Exhibit (d)(27) to PEA No. 69.

	(11)	Amendment No. 3 to the Advisory Fee Waiver Agreement dated February 24, 2012 between the Registrant and Northern Trust Investments, Inc. filed as Exhibit (d)(28) to PEA No. 69.

	(12)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated June 30, 2014 filed as Exhibit (d)(11) to PEA No. 76.

	(13)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated July 31, 2014 filed as Exhibit (d)(12) to PEA No. 78.

	(14)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated September 5, 2014 filed as Exhibit (d)(13) to PEA No. 76.

	(15)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated July 1, 2016 filed as Exhibit (d)(14) to PEA No. 83.

	(16)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated August 1, 2016 filed as Exhibit (d)(15) to PEA No. 83.

	(17)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated October 1, 2016 filed as Exhibit (d)(16) to PEA No. 83.

	(18)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc., dated August 24, 2017 is filed herewith.

	(19)	Fee Reduction Commitment between Registrant and Northern Trust Investments, Inc. dated July 25, 2016 filed as Exhibit (d)(17) to PEA No. 83.

	(20)	Fee Reduction Commitment between Registrant and Northern Trust Investments, Inc. dated April 1, 2017 filed as Exhibit (d)(18) to PEA No. 86.

(e)	(1)	Distribution Agreement dated May 31, 2017 between the Registrant and Northern Funds Distributors, LLC filed as Exhibit (e)(1) to PEA No. 88

	(2)	Amended and Restated Schedule A to Distribution Agreement, dated August 24, 2017 is filed herewith.

(f)		Not Applicable.

(g)	(1)	Custody Agreement between the Registrant and The Northern Trust Company dated June 30, 2014 filed as Exhibit (g)(1) to PEA No. 76.

	(2)	Custodian Agreement dated June 8, 1992 between the Registrant and The Northern Trust Company filed as Exhibit 8 to PEA No. 38.

	(3)	Addendum No. 2 dated July 1, 1993 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit 8(b) to PEA No. 31.

	(4)	Addendum No. 3 dated October 8, 1996 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit 8(c) to PEA No. 34.

	(5)	Addendum No. 4 dated April 22, 1997 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit 8(d) to PEA No. 35.

	(6)	Addendum No. 5 dated December 1, 1997 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit 8(e) to PEA No. 38.

	(7)	Addendum No. 6 dated January 27, 1998 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit 8(f) to PEA No. 38.

	(8)	Addendum No. 7 dated March 31, 1998 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(8) to PEA No. 39.

	(9)	Addendum No. 8 dated October 5, 1999 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(14) to PEA No. 44.

	(10)	Addendum No. 9 dated March 1, 2001 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(15) to PEA No. 48.

	(11)	Addendum No. 10 dated July 31, 2001 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(11) to PEA No. 49.

	(12)	Addendum No. 11 dated October 30, 2001 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(12) to PEA No. 49.

	(13)	Addendum No. 12 dated April 29, 2003 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(19) to PEA No. 53.

	(14)	Addendum No. 13 dated July 29, 2003 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(20) to PEA No. 53.

	(15)	Addendum No. 14 dated May 9, 2008 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(15) to PEA No. 61.

	(16)	Addendum No. 15 dated September 24, 2008 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(16) to PEA No. 62.

	(17)	Addendum No. 16 dated February 18, 2011 to the Custodian Agreement between the Registrant and The Northern Trust Company filed as Exhibit (g)(17) to PEA No. 69.

	(18)	Amended and Restated Schedule B to the Custodian Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company is filed herewith.

	(19)	Amended and Restated Schedule C to the Custodian Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company is filed herewith.

(h)	(1)	Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated June 30, 2014 filed as Exhibit (h)(1) to PEA No. 76.

	(2)	Schedule A dated July 31, 2014 to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(2) to PEA No. 78.

	(3)	Schedule B to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(3) to PEA No. 78.

	(4)	Revised and Restated Transfer Agency Agreement dated January 8, 1993 between the Registrant and The Northern Trust Company filed as Exhibit 9(a) to PEA No. 38.

	(5)	Addendum No. 1 dated July 1, 1993 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit 9(b) to PEA No. 31.

	(6)	Addendum No. 2 dated March 25, 1994 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit 9(c) to PEA No. 31.

	(7)	Addendum No. 3 dated January 22, 1997 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit 9(d) to PEA No. 34.

	(8)	Addendum No. 4 dated April 22, 1997 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit 9(e) to PEA No. 35.

	(9)	Addendum No. 5 dated January 27, 1998 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit 9(f) to PEA No. 38.

	(10)	Addendum No. 6 dated March 31, 1998 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(8) to PEA No. 39.

	(11)	Addendum No. 7 dated October 5, 1999 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(12) to PEA No. 44.

	(12)	Addendum No. 8 dated March 1, 2001 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(13) to PEA No. 48.

	(13)	Addendum No. 9 dated July 31, 2001 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(12) to Amendment No. 49.

	(14)	Addendum No. 10 dated October 30, 2001 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(11) to PEA No. 49.

	(15)	Addendum No. 11 dated August 20, 2003 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(12) to PEA No. 53.

	(16)	Addendum No. 12 dated February 17, 2006 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(13) to PEA No. 56.

	(17)	Addendum No. 13 dated May 9, 2008 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(14) to PEA No. 61.

	(18)	Addendum No. 14 dated September 24, 2008 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(15) to PEA No. 62.

	(19)	Addendum No. 15 dated February 18, 2011 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(16) to PEA No. 69.

	(20)	Addendum No. 16 dated February 18, 2011 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company filed as Exhibit (h)(17) to PEA No. 69.

	(21)	Amended and Restated Schedule A to the Transfer Agency and Service Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company is filed herewith.

	(22)	Amended and Restated Schedule B to the Transfer Agency and Service Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company is filed herewith.

	(23)	Service Plan for the Service Class and the Premier Class dated January 27, 1998, as amended on February 2, 2001, February 13, 2004 and November 19, 2015, and Related Forms of Servicing Agreement, is filed as Exhibit (h)(21) to PEA No. 86.

	(24)	Administration Agreement dated January 1, 2009 between the Registrant and Northern Trust Investments, N.A. filed as Exhibit (h)(18) to PEA No. 62.

	(25)	Amendment No. 1 dated November 4, 2011 to the Administration Agreement between the Registrant and Northern Trust Investments, Inc. filed as Exhibit (h)(20) to PEA No. 69.

	(26)	Amended and Restated Expense Reimbursement Agreement dated November 4, 2011 between the Registrant and Northern Trust Investments, Inc. filed as Exhibit (h)(21) to PEA No. 69.

	(27)	Amendment No. 1 to the Amended and Restated Expense Reimbursement Agreement dated February 24, 2012 between the Registrant and Northern Trust Investments, Inc. filed as Exhibit (h)(22) to PEA No. 69.

(i)		Opinion and consent of Drinker Biddle & Reath LLP is filed herewith.

(j)	(1)	Not applicable.

(k)		Not Applicable.

(l)	(1)	Subscription Agreement dated December 8, 1982 with Goldman, Sachs & Co. filed as Exhibit 13 to PEA No. 38.

	(2)	Amendment No. 1 dated May 16, 1983 to Subscription Agreement with Goldman, Sachs & Co. filed as Exhibit 13(a) to PEA No. 38.

	(3)	Amendment No. 2 dated May 19, 1983 to Subscription Agreement with Goldman, Sachs & Co. filed as Exhibit 13(b) to PEA No. 38.

	(4)	Amendment No. 3 dated October 25, 1985 to Subscription Agreement with Goldman, Sachs & Co. filed as Exhibit 13(c) to PEA No. 38.

	(5)	Purchase Agreement dated September 24, 2008 for shares of the Treasury Portfolio filed as Exhibit (l)(6) to PEA No. 62.

	(6)	Purchase Agreement for Treasury Instruments Portfolio is filed herewith.

(m)		Not Applicable.

(n)	(1)	Amended and Restated Plan pursuant to Rule 18f-3 for Operation of a Multi-Class System dated November 17, 2016 is filed as Exhibit (n) to PEA No. 86.

	(2)	Amended and Restated Plan pursuant to Rule 18f-3 for Operation of a Multi-Class System is filed herewith.

(o)		Reserved.

(p)	(1)	Amended Code of Ethics of the Trust adopted August 2, 2000, as revised February 19, 2009, filed as Exhibit (p)(1) to PEA No. 63.

	(2)	Amended Code of Ethics of Northern Trust Investments, Inc. adopted February 1, 2005, as amended January 1, 2014, filed as Exhibit (p)(2) to PEA No. 73.

	(3)	Amended Code of Ethics of Northern Trust Investments, Inc. adopted February 1, 2005, as amended July 1, 2017 is filed herewith.

(q)		None.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Northern Institutional Funds (the “Registrant”) is controlled by its Board of Trustees. As of the date of this Registration Statement, Northern Funds, a Delaware Statutory Trust, is under common control with the Registrant.

ITEM 30.	INDEMNIFICATION

Section 3 of Article IV of the Registrant’s Agreement and Declaration of Trust dated July 1, 1997, as amended, provides for indemnification of the Registrant’s Trustees and officers under certain circumstances. A copy of such Agreement and Declaration of Trust was filed as Exhibit 1 to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A and is incorporated herein by reference.

The Management Agreement with respect to the Government Assets Portfolio and the Treasury Portfolio dated June 30, 2014 and the Management Agreement with respect to the U.S. Government Portfolio, the U.S. Government Select Portfolio, the Municipal Portfolio and the Prime Obligations Portfolio dated July 31, 2014 (each a “Management Agreement” and collectively, the “Management Agreements”) each includes Section 11 between the Registrant and Northern Trust Investments, Inc., the investment adviser for each series of the Registrant (the “Investment Adviser” or “NTI”) which provides for indemnification of NTI as it relates to advisory services it provides to the Registrant or, in lieu thereof, contribution by the Registrant, under certain circumstances. Section 11 of each Management Agreement also provides for indemnification of NTI as it relates to administration services and duties, against all claims except those resulting from the willful misfeasance, bad faith, negligence or reckless disregard of NTI, or NTI’s breach of confidentiality. Copies of the Management Agreements were filed as Exhibits (d)(1) and (d)(2) to Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A and are incorporated herein by reference.

Section 3 of the Distribution Agreement dated May 31, 2017 between the Registrant and Northern Funds Distributors, LLC (“NFD”) provides that the Registrant will indemnify NFD against certain liabilities relating to untrue statements, or alleged untrue statements, or omissions of material fact except those resulting from the reliance on information furnished to the Registrant by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD’s breach of confidentiality. Section 3 of the Distribution Agreement also provides that NFD will indemnify the Trustees and officers of the Registrant against certain liabilities relating to untrue statements, or alleged untrue statements, or omissions of material fact resulting from the reliance on information furnished to the Registrant by NFD, and those liabilities resulting from NFD’s willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under the Distribution Agreement, or NFD’s breach of its confidentiality obligations under the Distribution Agreement. A copy of the Distribution Agreement filed as Exhibit (e)(1) to PEA No. 88.

A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

“NTI” is a subsidiary of Northern Trust Corporation. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603. NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. Set forth below is a list of officers and directors of NTI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. The tables below were provided to the Registrant by the Investment Adviser for inclusion in this Registration Statement.

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Bartholomew, Richard
Executive Vice President, Chief Risk Officer and Assistant Trust Officer

Browne, Robert P.	50 South Capital Advisors, LLC	CEO
Director, Executive Vice President and Chief Investment Officer

Carberry, Craig R. Senior Vice President, Associate	The Northern Trust Company	Associate General Counsel and Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
General Counsel and Secretary	50 South Capital Advisors, LLC	Secretary
	FlexShares Trust	Secretary
	Northern Funds	Secretary

Carlson, Christopher W.
Director, Executive Vice President, and Chief Operating Officer

Chappell, Darlene Vice President and Anti-Money Laundering Compliance Officer	50 South Capital Advisors, LLC FlexShares Trust Northern Funds	AML Compliance Officer AML Compliance Officer AML Compliance Officer

Del Real, Jose J. Senior Vice President, Senior	The Northern Trust Company	Senior Legal Counsel and Senior Vice President
Legal Counsel and Assistant	FlexShares Trust	Assistant Secretary
Secretary	Northern Funds	Assistant Secretary

Ewing, Peter K. Director and Senior Vice President	FlexShares Trust Northern Funds The Northern Trust Company	President and Principal Executive Officer President and Principal Executive Officer Senior Vice President

Farmer, Steven P.	50 South Capital Advisors, LLC	Chief Compliance Officer
Chief Compliance Officer

McInerney, Joseph W.
Director and Senior Vice President

Potter, Stephen N.	Northern Funds	Trustee
Director, President, Chief Executive Officer and Chairman

Taylor, Lisa C.
Director, Senior Vice President and Chief Financial Officer

Thomas, Shundrawn	FlexShares Trust	Trustee
Director and Executive Vice President

Tyler, Jason
Director and Executive Vice President

ITEM 32.	PRINCIPAL UNDERWRITERS

(a)	Northern Funds Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended, as of September 8, 2017:

1. Northern Funds

2. Northern Institutional Funds

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter, none of whom serves as an officer of the Registrant. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position(s) with Distributor	Position(s) with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100 Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None

Jennifer K. DiValerio	899 Cassatt Road 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President	None

(c)	Not Applicable

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

The Agreement and Declaration of Trust, By-laws and minute books of the Registrant and all other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company and NTI, each located at 50 South LaSalle Street, Chicago, Illinois 60603. Records for Northern Funds Distributors, LLC, the distributor, are located at Three Canal Plaza, Suite 100, Portland, Maine 04101.

ITEM 34.	MANAGEMENT SERVICES

Not Applicable

ITEM 35.	UNDERTAKINGS

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 89 to its Registration Statement under Rule 486(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 89 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 8th day of September, 2017.

NORTHERN INSTITUTIONAL FUNDS

By:	/s/ Peter K. Ewing
Peter K. Ewing
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 89 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Peter K. Ewing Peter K. Ewing	President (Principal Executive Officer)	September 8, 2017

/s/ Randal E. Rein Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	September 8, 2017

/s/ William L. Bax William L. Bax	Trustee	September 8, 2017

/s/ Mark G. Doll Mark G. Doll	Trustee	September 8, 2017

/s/ Sandra Polk Guthman Sandra Polk Guthman	Trustee	September 8, 2017

/s/ Thomas A. Kloet Thomas A. Kloet	Trustee	September 8, 2017

/s/ David R. Martin David R. Martin	Trustee	September 8, 2017

/s/ Cynthia R. Plouché Cynthia R. Plouché	Trustee	September 8, 2017

/s/ Stephen N. Potter Stephen N. Potter	Trustee	September 8, 2017

/s/ Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	September 8, 2017

/s/ Casey J. Sylla Casey J. Sylla	Trustee	September 8, 2017

EXHIBIT INDEX

Exhibit No.	Description

(a)(28)	Amendment No. 27 dated August 24, 2017 to the Agreement and Declaration of Trust.

(b)(8)	Amended and Restated By-Law Amendment No. 6, adopted August 19, 2015 and Amended and Restated on August 24, 2017.

(d)(6)	Amended and Restated Exhibit A to the Management Agreement between Registrant and Northern Trust Investments, Inc. dated June 30, 2014.

(d)(18)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc., dated August 24, 2017.

(e)(2)	Amended and Restated Schedule A to the Distribution Agreement, dated August 24, 2017.

(g)(18)	Amended and Restated Schedule B to the Custodian Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company.

(g)(19)	Amended and Restated Schedule C to the Custodian Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company.

(h)(21)	Amended and Restated Schedule A to the Transfer Agency and Service Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company.

(h)(22)	Amended and Restated Schedule B to the Transfer Agency and Service Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company.

(i)	Opinion and consent of Drinker Biddle & Reath LLP.

(l)(6)	Purchase Agreement for Treasury Instruments Portfolio.

(n)(2)	Amended and Restated Plan pursuant to Rule 18f-3 for Operation of a Multi-Class System.

(p)(3)	Amended Code of Ethics of Northern Trust Investments, Inc. adopted February 1, 2005, as amended July 1, 2017.